United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: 07/31/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2017
Share Class	Ticker
A	QAACX
C	QCACX
Institutional	QIACX
R6	QKACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2016 through July 31, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT All Cap Core Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended July 31, 2017, was 15.56% for Class A Shares, 14.72% for Class C Shares, 15.90% for Institutional Shares and 15.80% for Class R6 Shares1. The total return for the Russell 3000® Index (R3000),2 the Fund's broad-based securities market index, was 16.14% for the same period. The total return of the Morningstar Large Blend Funds Average (MLBFA),3 a peer group average for the Fund, was 15.08% during the same period. The Fund's and MLBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R3000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R3000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
During the reporting period, domestic equity market performance was strong as evidenced by the 16.14% return on the whole-market R3000. On average, very small-cap stocks4 had the best year, closely followed by very large-cap stocks: the Russell Microcap® Index5 returned 20.58%, the small-cap Russell 2000® Index6 returned 18.45%, and the Russell Top 200® Index7 returned 17.13%. Mid-cap stocks trailed for the year with the Russell Midcap® Index8 returning 13.04%. Style preferences changed over the course of the fiscal year, with value preferred during the first half of the year and growth preferred in the second half. Overall, growth stocks came out ahead with the Russell 3000® Growth Index9 returning 18.02% and the Russell 3000® Value Index10 returning 14.17%.
The best performing sectors in the R3000 during the reporting period were Financials (31.25%), Information Technology (28.79%) and Industrials (18.75%). Underperforming sectors during the same period included Telecommunication Services (-5.42%), Energy (-0.49%) and Real Estate (1.84%).
Annual Shareholder Report
1

STOCK SELECTION
When looking at the Fund's fundamental characteristics, the Fund's underperformance relative to the R3000 during the reporting period was driven by stocks with high structural earnings but negative analyst conviction, and by stocks with neutral-to-high analyst conviction and not high earnings to price. The Fund's performance benefited in the first half of the year from value-oriented stocks with high earnings to price and high structural earnings. The Fund's sector exposures remained close to R3000 weights; at the end of the fiscal year there was a small overweight in the Financials sector and an underweight in the Real Estate sector. Weak stock selection in the Consumer Discretionary sector contributed the most to the Fund's underperformance. Favorable stock selection in the Industrials, Financials and Energy sectors provided a partial offset.
Individual stocks enhancing the Fund's performance during the reporting period included Prudential Financial, Inc., HP Inc. and Valero Energy Corporation.
Individual stocks detracting from the Fund's performance during the reporting period included Microsoft Corporation, AutoZone, Inc. and Amazon.com, Inc. Microsoft and Amazon.com outperformed the R3000 but were underweighted relative to the R3000.
1	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 3000® Index.
3	Morningstar has assigned the Fund to the Morningstar Large Cap Value Funds Average peer group, however, the MLBFA is being used for comparison purposes. The Fund invests in both value and growth stocks and therefore the Fund's Adviser believes that the MLBFA is more reflective of the Fund's investment style. Please see the footnotes to the line graphs below for definitions of, and further information about, the MLBFA.
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
Annual Shareholder Report
2

7	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
8	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
9	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
10	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund (the “Fund”) from July 31, 2007 to July 31, 2017, compared to the Russell 3000® Index (R3000)2 and the Morningstar Large Blend Funds Average (MLBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2017
■	Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	9.19%	13.74%	4.68%
Class C Shares	13.72%	14.14%	4.44%
Institutional Shares	15.90%	15.36%	5.57%
Class R6 Shares[4]	15.80%	14.67%	4.86%
R3000	16.14%	14.79%	7.83%
MLBFA	15.08%	13.50%	6.74%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000 and MLBFA have been adjusted to reflect reinvestment of dividends of securities.
2	The R3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The R3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R3000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown above for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2017, the Fund's index composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Ethical Drugs	6.3%
Soft Drinks	5.4%
Money Center Bank	5.3%
Life Insurance	4.5%
Electric Utility	4.2%
Medical Supplies	4.2%
Semiconductor Manufacturing Equipment	4.2%
Internet Services	3.7%
Property Liability Insurance	3.4%
Multi-Industry Capital Goods	2.8%
Computers—Low End	2.7%
Integrated International Oil	2.7%
Software Packaged/Custom	2.6%
Financial Services	2.5%
Specialty Retailing	2.4%
Agricultural Machinery	2.2%
Semiconductor Manufacturing	2.2%
Undesignated Consumer Cyclicals	2.1%
Regional Banks	2.0%
Computers—Midrange	1.6%
Discount Department Stores	1.5%
Annual Shareholder Report
6

Industry Composition	Percentage of Total Net Assets
Department Stores	1.4%
Medical Technology	1.4%
Miscellaneous Food Products	1.4%
Biotechnology	1.3%
Cellular Communications	1.3%
Commodity Chemicals	1.2%
Defense Aerospace	1.2%
Oil Refiner	1.1%
Clothing Stores	1.0%
Computer Peripherals	1.0%
Securities Brokerage	1.0%
Telephone Utility	1.0%
Other[2]	15.4%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities—Net[4]	0.3%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
July 31, 2017
Shares			Value
		COMMON STOCKS—98.2%
		Advertising—0.4%
13,937		Nielsen Holdings PLC	$599,430
		Agricultural Machinery—2.2%
9,100		AGCO Corp.	656,474
18,333		Deere & Co.	2,351,757
		TOTAL	3,008,231
		Air Freight—0.2%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	275,557
		Airline - National—0.9%
21,800	[1]	Jet Blue Airways Corp.	478,074
10,981	[1]	United Continental Holdings, Inc.	743,194
		TOTAL	1,221,268
		Apparel—0.3%
4,466	[1]	Iconix Brand Group, Inc.	29,788
2,984		PVH Corp.	355,962
		TOTAL	385,750
		AT&T Divestiture—0.7%
24,694		AT&T, Inc.	963,066
		Auto Manufacturing—0.3%
35,900		Ford Motor Co.	402,798
		Auto Original Equipment Manufacturers—0.2%
2,337		Lear Corp.	346,320
		Auto Rentals—0.2%
7,800	[1]	Avis Budget Group, Inc.	240,084
		Biotechnology—1.3%
10,757	[1]	Celgene Corp.	1,456,605
2,167	[1]	Vertex Pharmaceuticals, Inc.	328,994
		TOTAL	1,785,599
		Building Supply Stores—0.3%
2,222		Home Depot, Inc.	332,411
1,670		Lowe's Cos., Inc.	129,258
		TOTAL	461,669
		Cable TV—0.7%
29,963		Viacom, Inc., Class B	1,046,308
		Cellular Communications—1.3%
28,563	[1]	T-Mobile USA, Inc.	1,761,195
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—1.0%
8,000		Abercrombie & Fitch Co., Class A	$78,720
1,700		Children's Place, Inc./The	179,605
3,583		Foot Locker, Inc.	169,082
9,671	[1]	Fossil, Inc.	108,799
33,449		Gap (The), Inc.	797,090
4,151		Tailored Brands, Inc.	52,053
		TOTAL	1,385,349
		Commodity Chemicals—1.2%
20,478		Eastman Chemical Co.	1,702,950
		Computer Networking—0.6%
31,818		Juniper Networks, Inc.	889,313
		Computer Peripherals—1.0%
3,140		NVIDIA Corp.	510,281
19,800		NetApp, Inc.	859,716
		TOTAL	1,369,997
		Computers - Low End—2.7%
25,774		Apple, Inc.	3,833,367
		Computers - Midrange—1.6%
117,452		Hewlett-Packard Co.	2,243,333
		Construction Machinery—0.2%
2,774	[1]	United Rentals, Inc.	329,995
		Contracting—0.1%
2,301	[1]	Dycom Industries, Inc.	208,471
		Cosmetics & Toiletries—0.4%
1,481		Estee Lauder Cos., Inc., Class A	146,604
3,481	[1]	Helen of Troy Ltd.	350,711
		TOTAL	497,315
		Crude Oil & Gas Production—0.6%
22,200	[1]	Chesapeake Energy Corp.	110,112
6,746		Cimarex Energy Co.	668,056
		TOTAL	778,168
		Dairy Products—0.1%
8,425		Dean Foods Co.	126,375
		Defense Aerospace—1.2%
28,723		Spirit AeroSystems Holdings, Inc., Class A	1,735,731
		Department Stores—1.4%
5,980		Dillards, Inc., Class A	441,443
20,551		Kohl's Corp.	849,784
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Department Stores—continued
17,948		Macy's, Inc.	$426,265
5,296		Nordstrom, Inc.	257,227
		TOTAL	1,974,719
		Discount Department Stores—1.5%
2,900		Big Lots, Inc.	144,043
33,297		Target Corp.	1,886,941
		TOTAL	2,030,984
		Diversified Leisure—0.7%
43,653	[1]	MSG Networks, Inc.	934,174
		Electric Utility—4.2%
24,600		AES Corp.	275,028
2,728		Ameren Corp.	153,041
36,332		Exelon Corp.	1,392,969
83,976		NiSource, Inc.	2,188,415
15,235		P G & E Corp.	1,031,257
6,360		Public Service Enterprises Group, Inc.	286,009
8,173		SCANA Corp.	526,096
		TOTAL	5,852,815
		Electrical Equipment—0.1%
3,060	[1]	WESCO International, Inc.	156,825
		Electronic Instruments—0.2%
7,350		Xerox Corp.	225,424
		Electronics Stores—0.7%
16,800		Best Buy Co., Inc.	980,112
		Ethical Drugs—6.3%
49,813		AbbVie, Inc.	3,482,427
18,847		Eli Lilly & Co.	1,557,893
6,508		Johnson & Johnson	863,742
87,183		Pfizer, Inc.	2,890,988
		TOTAL	8,795,050
		Financial Services—2.5%
28,700		Ally Financial, Inc.	649,768
12,916		Discover Financial Services	787,101
25,900		Navient Corp.	382,025
2,232	[1]	Vantiv, Inc.	141,844
11,092		Visa, Inc., Class A	1,104,319
18,900		Western Union Co.	373,275
		TOTAL	3,438,332
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—0.1%
8,480		GNC Holdings, Inc.	$80,645
		Home Building—0.1%
5,206		D. R. Horton, Inc.	185,802
		Home Products—0.4%
3,770		Libbey, Inc.	33,930
1,024		Spectrum Brands Holdings, Inc.	118,211
7,554		Tupperware Brands Corp.	458,603
		TOTAL	610,744
		Hospitals—0.1%
27,966	[1]	Community Health Systems, Inc.	199,957
		Industrial Machinery—0.6%
15,252	[1]	Colfax Corp.	629,603
6,829		Kennametal, Inc.	251,990
		TOTAL	881,593
		Integrated International Oil—2.7%
33,248		Chevron Corp.	3,630,349
1,807		Exxon Mobil Corp.	144,632
		TOTAL	3,774,981
		Internet Services—3.7%
19,857	[1]	eBay, Inc.	709,491
964		Expedia, Inc.	150,837
20,698	[1]	Facebook, Inc.	3,503,137
1,914	[1]	NetFlix, Inc.	347,697
8,899	[1]	PayPal, Inc.	521,036
		TOTAL	5,232,198
		Life Insurance—4.5%
31,903		Aflac, Inc.	2,544,264
33,135		Prudential Financial, Inc.	3,751,876
		TOTAL	6,296,140
		Medical Supplies—4.2%
16,922	[1]	Align Technology, Inc.	2,829,866
32,548		Baxter International, Inc.	1,968,503
1,779	[1]	Inogen, Inc.	167,902
10,391		Medtronic PLC	872,532
1,633	[1]	Orthofix International NV	70,840
		TOTAL	5,909,643
		Medical Technology—1.4%
2,368	[1]	Edwards Lifesciences Corp.	272,746
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—continued
8,117	[1]	IDEXX Laboratories, Inc.	$1,351,156
700	[1]	Mettler-Toledo International, Inc.	401,156
		TOTAL	2,025,058
		Metal Distribution—0.1%
2,471		Reliance Steel & Aluminum Co.	178,802
		Miscellaneous Components—0.3%
27,428		Vishay Intertechnology, Inc.	489,590
		Miscellaneous Food Products—1.4%
7,300		Fresh Del Monte Produce, Inc.	375,731
12,745		Ingredion, Inc.	1,571,713
		TOTAL	1,947,444
		Miscellaneous Machinery—0.3%
14,360	[1]	SPX Corp.	395,187
		Money Center Bank—5.3%
19,891		Bank of America Corp.	479,771
37,163		JPMorgan Chase & Co.	3,411,563
18,612		PNC Financial Services Group	2,397,226
11,768		State Street Corp.	1,097,131
		TOTAL	7,385,691
		Mortgage and Title—0.7%
21,412		Assured Guaranty Ltd.	963,754
		Multi-Industry Capital Goods—2.8%
3,321		Danaher Corp.	270,628
15,517		Roper Technologies, Inc.	3,607,082
		TOTAL	3,877,710
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	232,952
		Offshore Driller—0.1%
15,800		Nabors Industries Ltd.	121,818
11,813	[1]	Noble Corp. PLC	47,252
		TOTAL	169,070
		Oil Refiner—1.1%
21,545		Valero Energy Corp.	1,485,959
		Oil Well Supply—0.1%
8,200	[1]	Superior Energy Services, Inc.	88,232
		Packaged Foods—0.3%
3,397		Smucker (J.M.) Co.	414,094
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Paint & Related Materials—0.7%
2,976		Sherwin-Williams Co.	$1,003,715
		Paper Products—0.2%
5,600		Domtar, Corp.	218,736
		Personal Loans—0.1%
4,846		Synchrony Financial	146,931
		Photo - Optical Component - Equipment—0.1%
1,780		Cognex Corp.	169,207
		Pollution Control—0.2%
3,188		Waste Management, Inc.	239,578
		Poultry Products—0.9%
16,900	[1]	Pilgrim's Pride Corp.	410,501
6,689		Sanderson Farms, Inc.	874,587
		TOTAL	1,285,088
		Printing—0.3%
5,086		Deluxe Corp.	367,209
2,386		Ennis, Inc.	45,931
3,233		R.R. Donnelley & Sons Co.	39,960
		TOTAL	453,100
		Property Liability Insurance—3.4%
3,874		Everest Re Group Ltd.	1,016,499
28,682		The Travelers Cos., Inc.	3,673,877
		TOTAL	4,690,376
		Recreational Goods—0.1%
4,970	[1]	American Outdoor Brands Corp.	102,730
		Regional Banks—2.0%
4,063		Citizens Financial Group, Inc.	142,530
29,600		Fifth Third Bancorp	790,320
17,200		Huntington Bancshares, Inc.	227,900
30,200		KeyCorp	544,808
9,100		Popular, Inc.	383,474
12,689		SunTrust Banks, Inc.	726,953
		TOTAL	2,815,985
		Rubber—0.4%
19,439		Goodyear Tire & Rubber Co.	612,523
		Securities Brokerage—1.0%
6,375		Goldman Sachs Group, Inc.	1,436,479
		Semiconductor Distribution—0.2%
2,931	[1]	Arrow Electronics, Inc.	238,261
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—2.2%
75,550		Intel Corp.	$2,679,759
4,537		KLA-Tencor Corp.	420,262
		TOTAL	3,100,021
		Semiconductor Manufacturing Equipment—4.2%
56,753		Applied Materials, Inc.	2,514,725
20,626		Lam Research Corp.	3,289,022
		TOTAL	5,803,747
		Services to Medical Professionals—0.2%
3,753	[1]	Molina Healthcare, Inc.	250,700
		Shoes—0.2%
8,631	[1]	Skechers USA, Inc., Class A	242,445
		Soft Drinks—5.4%
38,398		Dr. Pepper Snapple Group, Inc.	3,500,362
4,598	[1]	National Beverage Corp.	469,548
30,520		PepsiCo, Inc.	3,558,937
		TOTAL	7,528,847
		Software Packaged/Custom—2.6%
6,299	[1]	Adobe Systems, Inc.	922,740
14,906		CA, Inc.	462,682
1,628	[1]	Proofpoint, Inc.	138,771
17,727	[1]	Salesforce.com, Inc.	1,609,612
5,175	[1]	ServiceNow, Inc.	571,579
		TOTAL	3,705,384
		Specialty Retailing—2.4%
4,382	[1]	AutoZone, Inc.	2,365,491
16,403		Bed Bath & Beyond, Inc.	490,450
5,982		GameStop Corp.	129,750
2,144	[1]	O'Reilly Automotive, Inc.	438,019
		TOTAL	3,423,710
		System Instruments—0.1%
4,200	[1]	Sanmina Corp.	150,570
		Telecommunication Equipment & Services—0.3%
11,391		Cisco Systems, Inc.	358,247
		Telephone Utility—1.0%
62,812		CenturyLink, Inc.	1,461,635
		Truck Manufacturing—0.1%
3,582		Allison Transmission Holdings, Inc.	135,400
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—2.1%
2,100		Adtalem Global Education, Inc.	$68,250
8,875	[1]	CoStar Group, Inc.	2,445,506
5,800		Nu Skin Enterprises, Inc., Class A	367,488
		TOTAL	2,881,244
		TOTAL COMMON STOCKS (IDENTIFIED COST $128,192,597)	137,265,979
		INVESTMENT COMPANY—1.5%
2,025,076	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[3] (IDENTIFIED COST $2,025,499)	2,025,481
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $130,218,096)[4]	139,291,460
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	479,334
		TOTAL NET ASSETS—100%	$139,770,794
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $130,221,133.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.77	$22.10	$20.47	$17.26	$12.73
Income From Investment Operations:
Net investment income	0.26	0.19[1]	0.11[1]	0.08[1]	0.09[1]
Net realized and unrealized gain (loss) on investments	3.11	(0.33)	1.55	3.23	4.49
TOTAL FROM INVESTMENT OPERATIONS	3.37	(0.14)	1.66	3.31	4.58
Less Distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.03)	(0.10)	(0.05)
Net Asset Value, End of Period	$24.95	$21.77	$22.10	$20.47	$17.26
Total Return[2]	15.56%	(0.61)%	8.10%	19.21%	36.10%
Ratios to Average Net Assets:
Net expenses	1.38%	1.35%	1.35%	1.35%	1.35%
Net investment income	0.69%	0.94%	0.51%	0.41%	0.59%
Expense waiver/reimbursement[3]	0.00%[4]	0.03%	0.00%[4]	0.08%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,799	$33,753	$40,433	$44,678	$34,092
Portfolio turnover	77%	62%	76%	31%	99%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.66	$21.00	$19.57	$16.55	$12.26
Income From Investment Operations:
Net investment income (loss)	(0.19)	0.03[1]	(0.05)[1]	(0.07)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	3.23	(0.33)	1.48	3.09	4.32
TOTAL FROM INVESTMENT OPERATIONS	3.04	(0.30)	1.43	3.02	4.29
Less Distributions:
Distributions from net investment income	(0.04)	(0.04)	—	—	—
Net Asset Value, End of Period	$23.66	$20.66	$21.00	$19.57	$16.55
Total Return[2]	14.72%	(1.43)%	7.31%	18.25%	34.99%
Ratios to Average Net Assets:
Net expenses	2.13%	2.14%	2.11%	2.15%	2.15%
Net investment income (loss)	(0.06)%	0.15%	(0.26)%	(0.38)%	(0.21)%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.06%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,440	$36,846	$41,509	$35,052	$27,674
Portfolio turnover	77%	62%	76%	31%	99%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$22.02	$22.37	$20.71	$17.45	$12.87
Income From Investment Operations:
Net investment income	0.39	0.25[1]	0.18[1]	0.13[1]	0.12[1]
Net realized and unrealized gain (loss) on investments	3.09	(0.34)	1.57	3.27	4.55
TOTAL FROM INVESTMENT OPERATIONS	3.48	(0.09)	1.75	3.40	4.67
Less Distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.09)	(0.14)	(0.09)
Net Asset Value, End of Period	$25.24	$22.02	$22.37	$20.71	$17.45
Total Return[2]	15.90%	(0.34)%	8.45%	19.54%	36.46%
Ratios to Average Net Assets:
Net expenses	1.08%	1.07%	1.05%	1.10%	1.10%
Net investment income	1.01%	1.22%	0.80%	0.65%	0.84%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,169	$65,435	$76,242	$62,770	$39,932
Portfolio turnover	77%	62%	76%	31%	99%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017[1]	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.46	$21.80	$20.25	$17.09	$12.62
Income From Investment Operations:
Net investment income (loss)	0.21	0.10[2]	0.02[2]	(0.01)[2]	0.02[2]
Net realized and unrealized gain (loss) on investments	3.18	(0.33)	1.53	3.20	4.45
TOTAL FROM INVESTMENT OPERATIONS	3.39	(0.23)	1.55	3.19	4.47
Less Distributions:
Distributions from net investment income	—	(0.11)	—	(0.03)	—
Net Asset Value, End of Period	$24.85	$21.46	$21.80	$20.25	$17.09
Total Return[3]	15.80%	(1.05)%	7.65%	18.68%	35.42%
Ratios to Average Net Assets:
Net expenses	1.07%	1.80%	1.76%	1.81%	1.83%
Net investment income (loss)	0.95%	0.49%	0.09%	(0.05)%	0.11%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,363	$5,717	$6,300	$5,467	$4,089
Portfolio turnover	77%	62%	76%	31%	99%
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at value including $2,025,481 of investment in an affiliated holding (Note 5) (identified cost $130,218,096)		$139,291,460
Income receivable		106,756
Receivable for investments sold		1,323,182
Receivable for shares sold		73,293
TOTAL ASSETS		140,794,691
Liabilities:
Payable for investments purchased	$835,158
Payable for shares redeemed	39,565
Payable to adviser (Note 5)	2,867
Payable for administrative fees (Note 5)	302
Payable for auditing fees	25,800
Payable for distribution services fee (Note 5)	23,156
Payable for other service fees (Notes 2 and 5)	15,491
Payable for share registration costs	32,774
Accrued expenses (Note 5)	48,784
TOTAL LIABILITIES		1,023,897
Net assets for 5,660,246 shares outstanding		$139,770,794
Net Assets Consist of:
Paid-in capital		$184,827,768
Net unrealized appreciation of investments		9,073,364
Accumulated net realized loss on investments		(54,592,784)
Undistributed net investment income		462,446
TOTAL NET ASSETS		$139,770,794
Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($33,798,711 ÷ 1,354,646 shares outstanding), no par value, unlimited shares authorized	$24.95
Offering price per share (100/94.50 of $24.95)	$26.40
Redemption proceeds per share	$24.95
Class C Shares:
Net asset value per share ($36,439,793 ÷ 1,540,041 shares outstanding), no par value, unlimited shares authorized	$23.66
Offering price per share	$23.66
Redemption proceeds per share (99.00/100 of $23.66)	$23.42
Institutional Shares:
Net asset value per share ($52,169,176 ÷ 2,066,722 shares outstanding), no par value, unlimited shares authorized	$25.24
Offering price per share	$25.24
Redemption proceeds per share	$25.24
Class R6 Shares:
Net asset value per share ($17,363,114 ÷ 698,837 shares outstanding), no par value, unlimited shares authorized	$24.85
Offering price per share	$24.85
Redemption proceeds per share	$24.85
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Dividends (including $17,683 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $728)			$2,897,192
Interest			1,459
TOTAL INCOME			2,898,651
Expenses:
Investment adviser fee (Note 5)		$1,045,975
Administrative fee (Note 5)		109,423
Custodian fees		14,553
Transfer agent fee (Note 2)		143,461
Directors'/Trustees' fees (Note 5)		2,740
Auditing fees		28,486
Legal fees		10,769
Portfolio accounting fees		70,128
Distribution services fee (Note 5)		281,349
Other service fees (Notes 2 and 5)		175,622
Share registration costs		63,883
Printing and postage		27,578
Miscellaneous (Note 5)		27,175
TOTAL EXPENSES		2,001,142
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(2,562)
Reimbursement of other operating expenses (Notes 2 and 5)	(644)
TOTAL REIMBURSEMENTS		(3,206)
Net expenses			1,997,936
Net investment income			900,715
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $674 on sales of investments in an affiliated holding (Note 5))			13,356,886
Net change in unrealized appreciation of investments			5,750,189
Net realized and unrealized gain on investments			19,107,075
Change in net assets resulting from operations			$20,007,790
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$900,715	$1,245,713
Net realized gain on investments	13,356,886	10,543,935
Net change in unrealized appreciation/depreciation of investments	5,750,189	(14,227,683)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,007,790	(2,438,035)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(281,217)	(331,676)
Class C Shares	(65,140)	(74,346)
Institutional Shares	(754,521)	(834,843)
Class R6 Shares[1]	—	(30,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,100,878)	(1,271,012)
Share Transactions:
Proceeds from sale of shares	39,731,276	16,202,436
Net asset value of shares issued to shareholders in payment of distributions declared	1,043,477	1,208,182
Cost of shares redeemed	(61,662,149)	(36,433,688)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,887,396)	(19,023,070)
Change in net assets	(1,980,484)	(22,732,117)
Net Assets:
Beginning of period	141,751,278	164,483,395
End of period (including undistributed net investment income of $462,446 and $662,609, respectively)	$139,770,794	$141,751,278
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On June 20, 2016, Class R Shares were closed to new accounts/investors.
On September 1, 2016, the Class R Shares were re-designated as Class R6 Shares.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
24

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
25

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense reimbursements of $3,206 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$44,089	$(156)
Class C Shares	48,924	(169)
Institutional Shares	45,947	(308)
Class R6 Shares	4,501	(11)
TOTAL	$143,461	$(644)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
26

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$82,639
Class C Shares	92,983
TOTAL	$175,622
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
27

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2017		Year Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	238,856	$5,600,940	219,344	$4,566,247
Shares issued to shareholders in payment of distributions declared	11,576	265,655	15,315	317,790
Shares redeemed	(446,290)	(10,342,947)	(513,803)	(10,627,905)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(195,858)	$(4,476,352)	(279,144)	$(5,743,868)

	Year Ended 7/31/2017		Year Ended 7/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	274,783	$6,059,213	219,633	$4,264,493
Shares issued to shareholders in payment of distributions declared	2,697	58,957	3,342	66,135
Shares redeemed	(520,492)	(11,483,866)	(416,914)	(8,026,807)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(243,012)	$(5,365,696)	(193,939)	$(3,696,179)

	Year Ended 7/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	513,112	$12,168,267	269,327	$5,611,013
Shares issued to shareholders in payment of distributions declared	31,013	718,865	37,891	794,193
Shares redeemed	(1,449,097)	(34,263,696)	(744,427)	(15,527,614)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(904,972)	$(21,376,564)	(437,209)	$(9,122,408)

	Year Ended 7/31/2017[1]		Year Ended 7/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	689,644	$15,902,856	87,503	$1,760,683
Shares issued to shareholders in payment of distributions declared	—	—	1,465	30,064
Shares redeemed	(257,198)	(5,571,640)	(111,552)	(2,251,362)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	432,446	$10,331,216	(22,584)	$(460,615)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(911,396)	$(20,887,396)	(932,876)	$(19,023,070)
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
Annual Shareholder Report
28

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$1,100,878	$1,271,012
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
2017
Undistributed ordinary income	$462,446
Net unrealized appreciation	$9,070,327
Capital loss carryforwards and deferrals	$(54,589,747)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2017, the cost of investments for federal tax purposes was $130,221,133. The net unrealized appreciation of investments for federal tax purposes was $9,070,327. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,864,256 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,793,929.
At July 31, 2017, the Fund had a capital loss carryforward of $54,589,747 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$54,589,747	NA	$54,589,747
As a result of the March 2010 tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund the use of certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $13,312,131 to offset capital gains realized during the year ended July 31, 2017.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily reimbursed $644 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Prior to their re-designation as Class R6 Shares on September 1, 2016, the Class R Shares were also subject to the Plan at 0.50% of its average daily net assets. Class R6 Shares are not subject to the Plan.
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FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$278,951
Class R Shares (re-designated as Class R6 Shares)	2,398
TOTAL	$281,349
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $16,013 of fees paid by the Fund. For the year ended July 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2017, FSSC received $3,301 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2017, FSC retained $3,962 in sales charges from the sale of Class A Shares. FSC retained $1,495 of CDSC relating to redemptions of Class C Shares.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2017, the Adviser reimbursed $2,562. Transactions involving the affiliated holding during the year ended July 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,073,572	43,635,167	(43,683,663)	2,025,076	$2,025,481	$17,683
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2017, were as follows:
Purchases	$105,163,976
Sales	$126,018,634
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2017, 100% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt all cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,072.70	$7.09
Class C Shares	$1,000	$1,068.70	$10.93
Institutional Shares	$1,000	$1,074.00	$5.55
Class R6 Shares	$1,000	$1,074.40	$5.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.00	$6.90
Class C Shares	$1,000	$1,014.20	$10.64
Institutional Shares	$1,000	$1,019.40	$5.41
Class R6 Shares	$1,000	$1,019.70	$5.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.38%
Class C Shares	2.13%
Institutional Shares	1.08%
Class R6 Shares	1.03%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
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time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
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Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
37309 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
A	QABGX
C	QCBGX
Institutional	QIBGX
R6	QKBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2016 through July 31, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Balanced Fund (the “Fund), based on net asset value for the 12-month reporting period ended July 31, 2017, was 9.11% for Class A Shares, 8.23% for Class C Shares, 9.36% for Institutional Shares and 9.32% for Class R6 Shares.1 Over the same period, the Fund's custom blended benchmark (“Blended Index”),2 which consists of a 60%/40% blend of the Standard & Poor's 500 Index (S&P 500)3 and the Bloomberg Barclays U.S. Aggregate Bond Index (BAB),4 returned 9.19%. The total return of the Morningstar Allocation 50% - 70% Equity Funds Average (MA50-70)5 a peer group average for the Fund, was 9.44% during the period. The Fund's and the MMACA's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the Fund's investment strategy focused on asset allocation, security selection within the equity segment of the portfolio, and sector allocation and duration positioning within the fixed-income segment of the portfolio. These were the most significant factors affecting the Fund's performance relative to the Blended Index during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MArket Overview
During the reporting period, domestic equity market performance was strong as evidenced by the 16.14% return on the whole-market Russell 3000® Index (R3000).6 On average, very small-cap stocks had the best year, closely followed by very large-cap stocks: the Russell Microcap® Index7 returned 20.58%, the small-cap Russell 2000® Index8 returned 18.45%, and the Russell Top 200® Index9 returned 17.13%. Mid-cap stocks trailed for the year with the Russell Midcap® Index10 returning 13.04%. Style preferences changed over the course of the fiscal year, with value outperforming during the first half of the year and growth outperforming in the second half. Overall, growth stocks came out ahead with the Russell 3000® Growth Index11 returning 18.02% and the Russell 3000® Value Index12 returning 14.17%.
The best performing sectors in the R3000 during the reporting period were Financials (31.33%), Information Technology (28.80%) and Industrials (18.85%), while the most significant underperforming sectors were Telecom Services (-5.58%) and Energy (-0.56%).
Annual Shareholder Report

International equities13 in developed markets outperformed the domestic equity market during the reporting period with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index14 returning 17.77%. Emerging market15 equities performed even stronger, with the MSCI Emerging Markets Index16 returning 24.84% during the reporting period.
Interest rates increased across the maturity spectrum during the period, while credit spreads generally contracted leading to a modestly negative result for the BAB which returned -0.51%.
Real Estate Investment Trust (REIT) performance was hindered by the increase in interest rates, with the MSCI US REIT Index17 returning -4.58% during the reporting period.
ASSET ALLOCATION
Although the overall stock/bond allocations on average were close to neutral over the reporting period, the mix shifted in favor of equities just after the U.S. presidential election in November. This change helped results over the rest of the reporting period as equities rallied through the spring and into midsummer. Within the equity allocation, REIT investments18 were reduced somewhat late in the reporting period while the mix between domestic and international was weighted modestly in favor of domestic throughout the period.
EQUITIES
Domestic equity investments finished slightly ahead of their benchmark, the R3000, during the period. Investments in the Industrials and Financials sectors were the most significant positive factors in the Fund's domestic equity performance relative to the R3000, while investments in the Consumer Discretionary and Telecom Services sectors were the most significant negative contributors to relative results.
FIXED INCOME19
During the reporting period, the fixed-income portion of the portfolio outperformed the BAB with sector allocation as the most significant contributor to relative results. Credits, including investment-grade, high-yield20 and emerging-market, significantly outperformed maturity-matching Treasuries during the reporting period. A short duration position also contributed positively as Treasury rates increased.
1	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
2	The Fund's Blended Index, which reflects 60% of the S&P 500 and 40% of the BAB, is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it is more reflective of the Fund's balanced investment style.
Annual Shareholder Report

3	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500 Index, one of the Fund's broad-based securities market indices. The S&P 500's return for the 12-month reporting period was 16.04%.
4	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAB, one of the Fund's broad-based securities market indices. The BAB's return for the 12-month reporting period was -0.51%.
5	Please see the footnotes to the line graphs below for definitions of, and further information about, the MA50-70.
6	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.*
7	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
8	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
9	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
10	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
11	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
12	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
13	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
Annual Shareholder Report

14	The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.*
15	Prices of emerging-market securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging-markets.
16	The MSCI Emerging Markets Index captures large- and mid-cap representation across emerging-market countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.*
17	The MSCI US REIT Index is a free float-adjusted market capitalization index that is comprised of equity REITs. The index is based on MSCI USA Investable Market Index, its parent index which captures large-, mid- and small-cap securities. It represents about 99% of the US REIT universe and securities are classified in the Equity REITs Industry (under the Real Estate sector) according to the Global Industry Classification Standard (GICS®). It however excludes Mortgage REITs and selected Specialized REITs.*
18	Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks.
19	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
20	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks and may be more volatile than investment-grade securities.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund from July 31, 2007 to July 31, 2017, compared to the Standard and Poor's 500 Index (S& P 500),2 the Bloomberg Barclays U.S. Aggregate Bond Index (BAB),3 60% S&P 500/40% BAB (Blended Index) and the Morningstar Allocation-50% to 70% Equity Funds Average (MA50-70).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2017
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Periods Ended 7/31/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	3.12%	7.97%	3.80%
Class C Shares	7.23%	8.36%	3.61%
Institutional Shares	9.36%	9.47%	4.65%
Class R6 Shares[5]	9.32%	8.98%	4.05%
S&P 500	16.04%	14.78%	7.74%
BAB	-0.51%	2.02%	4.44%
Blended Index	9.19%	9.64%	6.71%
MA50-70	9.44%	8.05%	5.23%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and BAB and MA50-70 have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 Index, a broad-based securities market index of the Fund, is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The S& P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.
3	The BAB Index, a broad-based securities market index of the Fund is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The BAB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The BAB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
Annual Shareholder Report

4	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown above for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	58.0%
Corporate Debt Securities	15.9%
Mortgage-Backed Securities[2]	4.7%
Collateralized Mortgage Obligations	2.1%
International Equity Securities (including International Exchange-Traded Fund)	1.8%
Trade Finance Agreements	1.7%
Floating Rate Loans	1.2%
U.S. Treasury Securities[3]	1.1%
Asset-Backed Securities	1.0%
Commercial Mortgage-Backed Securities	0.4%
Foreign Debt Securities	0.3%
Municipal Bond[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	8.1%
Cash Equivalents[7]	3.9%
Other Assets and Liabilities—Net[8]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $108,661 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of a domestic exchange-traded fund and purchased put options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At July 31, 2017, the Fund's industry composition9 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Insurance	7.5%
Banks	7.0%
Semiconductors & Semiconductor Equipment	6.8%
Health Care Equipment & Supplies	5.2%
Beverages	4.7%
Specialty Retail	4.4%
Oil Gas & Consumable Fuels	4.1%
Internet Software & Services	4.1%
Biotechnology	3.8%
Technology Hardware Storage & Peripherals	3.5%
Software	3.3%
Pharmaceuticals	3.3%
Equity Real Estate Investment Trusts (REITs)	3.1%
Machinery	3.1%
Multiline Retail	2.9%
IT Services	2.3%
Industrial Conglomerates	2.3%
Food Products	2.2%
Electric Utilities	2.1%
Multi-Utilities	1.8%
Chemicals	1.7%
Capital Markets	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Diversified Telecommunication Services	1.4%
Aerospace & Defense	1.4%
Media	1.1%
Wireless Telecommunication Services	1.0%
Communications Equipment	1.0%
Other[10]	11.6%
TOTAL	100.0%
9	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
10	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
July 31, 2017
Shares or Principal Amount			Value
		COMMON STOCKS—59.8%
		Aerospace & Defense—0.8%
19,042		Spirit AeroSystems Holdings, Inc., Class A	$1,150,708
		Air Freight & Logistics—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	120,879
		Airlines—0.4%
3,004	[1]	Jet Blue Airways Corp.	65,878
8,064	[1]	United Continental Holdings, Inc.	545,771
		TOTAL	611,649
		Auto Components—0.3%
13,840		Goodyear Tire & Rubber Co.	436,098
		Auto Part Replacement—0.1%
771	[1]	Cooper-Standard Holding, Inc.	78,842
289		Superior Industries International, Inc.	5,650
		TOTAL	84,492
		Auto Rentals—0.0%
449	[1]	Hertz Global Holdings, Inc.	6,138
		Automobiles—0.2%
24,635		Ford Motor Co.	276,405
		Banks—4.2%
11,267		Bank of America Corp.	271,760
2,010		Citizens Financial Group, Inc.	70,511
5,209		Comerica, Inc.	376,663
20,900		Fifth Third Bancorp	558,030
235		First Citizens Bancshares, Inc., Class A	86,485
13,300		Huntington Bancshares, Inc.	176,225
21,827		JPMorgan Chase & Co.	2,003,718
16,358		KeyCorp	295,098
11,016		PNC Financial Services Group	1,418,861
6,300		Popular, Inc.	265,482
5,707		SunTrust Banks, Inc.	326,954
		TOTAL	5,849,787
		Beverages—2.8%
21,137		Dr. Pepper Snapple Group, Inc.	1,926,849
16,978		PepsiCo, Inc.	1,979,805
		TOTAL	3,906,654
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Biotechnology—2.3%
219	[1]	AMAG Pharmaceutical, Inc.	$4,303
26,429		AbbVie, Inc.	1,847,651
200	[1]	Cara Therapeutics, Inc.	2,808
6,846	[1]	Celgene Corp.	927,017
371	[1]	Dynavax Technologies Corp.	5,880
230	[1]	Epizyme, Inc.	2,622
72	[1]	Exact Sciences Corp.	2,794
217	[1]	Exelixis, Inc.	5,883
529	[1]	Intra-Cellular Therapies, Inc.	6,120
105	[1]	Kite Pharma, Inc.	11,383
235	[1]	NewLink Genetics Corp.	1,697
5,226	[1]	PDL BioPharma, Inc.	11,863
102	[1]	PTC Therapeutics, Inc.	2,103
241	[1]	Portola Pharmaceuticals, Inc.	14,870
52	[1]	Puma Biotechnology, Inc.	4,943
2,366	[1]	Vertex Pharmaceuticals, Inc.	359,206
281	[1]	Zafgen, Inc.	950
		TOTAL	3,212,093
		Bituminous Coal—0.0%
1,683	[1]	Cloud Peak Energy, Inc.	5,823
423	[1]	Westmoreland Coal Co.	1,823
		TOTAL	7,646
		Capital Markets—1.0%
3,502		Goldman Sachs Group, Inc.	789,106
7,108		State Street Corp.	662,679
		TOTAL	1,451,785
		Chemicals—1.0%
7,104		Eastman Chemical Co.	590,769
2,574		Sherwin-Williams Co.	868,133
		TOTAL	1,458,902
		Clothing Stores—0.1%
152		Buckle, Inc.	2,599
1,300		Chicos Fas, Inc.	11,895
860	[1]	Express, Inc.	5,212
4,351	[1]	Fossil Group, Inc.	48,949
307	[1]	Francesca's Holdings Corp.	2,987
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
288		Tailored Brands, Inc.	$3,611
		TOTAL	75,253
		Commercial Services & Supplies—0.3%
1,465		Deluxe Corp.	105,773
1,032		Ennis, Inc.	19,866
10,000		Pitney Bowes, Inc.	157,400
2,474		Waste Management, Inc.	185,921
		TOTAL	468,960
		Communications Equipment—0.6%
4,412		Cisco Systems, Inc.	138,757
1,844	[1]	CommScope Holdings Co., Inc.	67,822
21,211		Juniper Networks, Inc.	592,848
		TOTAL	799,427
		Computer Networking—0.0%
273		Black Box Corp.	2,157
		Computer Peripherals—0.0%
44	[1]	Synaptics, Inc.	2,315
		Computer Services—0.0%
493		Convergys Corp.	11,817
425		Syntel, Inc.	8,284
		TOTAL	20,101
		Construction & Engineering—0.1%
2,063	[1]	Dycom Industries, Inc.	186,908
		Construction Machinery—0.0%
509	[1]	Titan Machinery, Inc.	9,086
		Consumer Finance—0.5%
8,000		Ally Financial, Inc.	181,120
3,140		Discover Financial Services	191,351
17,976		Navient Corp.	265,146
3,955		Synchrony Financial	119,916
		TOTAL	757,533
		Contracting—0.0%
232	[1]	Mastec, Inc.	10,718
96	[1]	Team, Inc.	1,381
		TOTAL	12,099
		Cosmetics & Toiletries—0.0%
112	[1]	USANA Health Sciences, Inc.	6,395
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Crude Oil & Gas Production—0.0%
50	[1]	Bonanza Creek Energy, Inc.	$1,452
369	[1]	Halcon Resources Corp.	2,421
		TOTAL	3,873
		Defense Electronics—0.0%
648	[1]	Kratos Defense & Security Solutions, Inc.	7,131
		Diversified Consumer Services—0.0%
1,500		Adtalem Global Education, Inc.	48,750
		Diversified Leisure—0.0%
651	[1]	Pinnacle Entertainment, Inc.	12,369
342	[1]	Scientific Games Holdings Corp.	12,671
851		Travelport Worldwide Ltd.	12,169
		TOTAL	37,209
		Diversified Telecommunication Services—0.9%
8,238		AT&T, Inc.	321,282
38,155		CenturyLink, Inc.	887,867
		TOTAL	1,209,149
		Electric & Electronic Original Equipment Manufacturers—0.0%
243	[1]	Generac Holdings, Inc.	8,741
		Electric Utilities—1.3%
23,192		Exelon Corp.	889,181
3,764		FirstEnergy Corp.	120,109
9,745		P G & E Corp.	659,639
2,537		Southern Co.	121,599
		TOTAL	1,790,528
		Electric Utility—0.0%
702		Portland General Electric Co.	31,372
		Electrical Equipment—0.0%
338	[1]	Kimball Electronics, Inc.	6,574
		Electronic Equipment Instruments & Components—0.1%
1,900	[1]	Insight Enterprises, Inc.	76,988
		Electronic Test/Measuring Equipment—0.0%
72		Cohu, Inc.	1,312
		Energy Equipment & Services—0.1%
9,781		Ensco PLC	51,741
10,600	[1]	Noble Corp. PLC	42,400
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy Equipment & Services—continued
3,698	[1]	Rowan Companies PLC	$43,156
		TOTAL	137,297
		Equity Real Estate Investment Trusts (REITs)—1.9%
7,000		American Homes 4 Rent	161,070
1,200		American Tower Corp.	163,596
1,400		Coresite Realty Corp., REIT	152,012
2,600		DCT Industrial Trust, Inc.	146,484
1,200		Digital Realty Trust, Inc.	138,408
7,700		GGP, Inc.	174,097
25,000		Independence Realty Trust	252,750
8,000		Rexford Industrial Realty, Inc.	228,160
7,000		STAG Industrial, Inc.	191,030
800		Simon Property Group, Inc.	126,800
5,200		Starwood Waypoint Homes	181,792
2,100		Sun Communities, Inc.	186,921
5,400		Terreno Realty Corp.	186,948
10,400		Weyerhaeuser Co.	343,408
		TOTAL	2,633,476
		Ethical Drugs—0.0%
59	[1]	Clovis Oncology, Inc.	5,004
402	[1]	Tetraphase Pharmaceuticals, Inc.	2,629
		TOTAL	7,633
		Financial Services—0.0%
1,021	[1]	Altisource Portfolio Solutions S.A.	26,638
538	[1]	Everi Holdings, Inc.	4,013
		TOTAL	30,651
		Food & Staples Retailing—0.3%
4,275		Wal-Mart Stores, Inc.	341,957
1,204		Walgreens Boots Alliance, Inc.	97,127
		TOTAL	439,084
		Food Products—1.3%
2,708		Cal-Maine Foods, Inc.	103,310
3,483		Dean Foods Co.	52,245
4,289		Fresh Del Monte Produce, Inc.	220,755
4,803		Ingredion, Inc.	592,306
8,300	[1]	Pilgrims Pride Corp.	201,607
3,030		Sanderson Farms, Inc.	396,172
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Food Products—continued
2,565		Smucker (J.M.) Co.	$312,674
		TOTAL	1,879,069
		Furniture—0.0%
244		Ethan Allen Interiors, Inc.	7,820
		Gas Distributor—0.0%
222		ONE Gas, Inc.	16,157
		Generic Drugs—0.0%
590	[1]	Cempra Holdings LLC	2,360
241	[1]	Immunogen, Inc.	1,432
		TOTAL	3,792
		Gold Production—0.0%
633		Gold Resource Corp.	2,684
		Health Care Equipment & Supplies—3.1%
9,735	[1]	Align Technology, Inc.	1,627,984
12,067		Baxter International, Inc.	729,812
925		Danaher Corp.	75,378
1,338	[1]	Edwards Lifesciences Corp.	154,111
4,538	[1]	IDEXX Laboratories, Inc.	755,396
8,684		Medtronic PLC	729,195
365		Teleflex, Inc.	75,635
1,602		Zimmer Biomet Holdings, Inc.	194,355
		TOTAL	4,341,866
		Home Building—0.0%
495	[1]	Beazer Homes USA, Inc.	6,564
253	[1]	Installed Building Products, Inc.	13,611
1,081		KB HOME	24,777
		TOTAL	44,952
		Home Health Care—0.0%
338	[1]	Care.com, Inc.	4,911
99	[1]	Weight Watchers International, Inc.	3,546
		TOTAL	8,457
		Hospitals—0.1%
992	[1]	Adeptus Health, Inc., Class A	1,111
16,315	[1]	Community Health Systems, Inc.	116,652
		TOTAL	117,763
		Hotels Restaurants & Leisure—0.1%
412		Domino's Pizza, Inc.	76,838
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Hotels Restaurants & Leisure—continued
1,026		Wyndham Worldwide Corp.	$107,084
		TOTAL	183,922
		Household Durables—0.4%
2,483		D. R. Horton, Inc.	88,618
745	[1]	Helen of Troy Ltd.	75,059
1,359		Libbey, Inc.	12,231
5,423		Tupperware Brands Corp.	329,230
		TOTAL	505,138
		Household Products—0.1%
905		Procter & Gamble Co.	82,192
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	174,408
		Industrial Conglomerates—1.4%
8,405		Roper Technologies, Inc.	1,953,826
		Industrial Machinery—0.0%
171	[1]	Chart Industries, Inc.	5,814
210	[1]	DXP Enterprises, Inc.	6,004
		TOTAL	11,818
		Insurance—4.5%
15,600		Aflac, Inc.	1,244,100
13,907		Assured Guaranty Ltd.	625,954
1,579		Everest Re Group Ltd.	414,314
16,810		Prudential Financial	1,903,396
553		Reinsurance Group of America, Inc.	77,531
15,706		The Travelers Cos., Inc.	2,011,781
		TOTAL	6,277,076
		Internet & Direct Marketing Retail—0.3%
970		Expedia, Inc.	151,776
1,456	[1]	NetFlix, Inc.	264,497
		TOTAL	416,273
		Internet Services—0.0%
231	[1]	Autobytel.com, Inc.	2,543
302	[1]	Blucora, Inc.	6,765
474	[1]	TrueCar, Inc.	8,973
		TOTAL	18,281
		Internet Software & Services—2.4%
4,937	[1]	CoStar Group, Inc.	1,360,391
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Internet Software & Services—continued
12,536	[1]	eBay, Inc.	$447,911
9,341	[1]	Facebook, Inc.	1,580,964
		TOTAL	3,389,266
		IT Services—1.4%
313		Alliance Data Systems Corp.	75,568
9,223	[1]	PayPal Holdings, Inc.	540,007
3,495	[1]	Vantiv, Inc.	222,107
9,256		Visa, Inc., Class A	921,527
10,000		Western Union Co.	197,500
		TOTAL	1,956,709
		Jewelry Stores—0.0%
179		Movado Group, Inc.	4,403
		Life Sciences Tools & Services—0.3%
643	[1]	Mettler Toledo International, Inc.	368,490
		Machine Tools—0.0%
147		Hurco Cos., Inc.	4,844
		Machinery—1.8%
2,951		AGCO Corp.	212,885
9,383		Allison Transmission Holdings, Inc.	354,678
8,376	[1]	Colfax Corp.	345,761
9,899		Deere & Co.	1,269,844
949		Parker-Hannifin Corp.	157,515
1,059		Stanley Black & Decker, Inc.	148,991
3,342		Trinity Industries, Inc.	91,604
		TOTAL	2,581,278
		Maritime—0.0%
1,440	[1]	Overseas Shipholding Group, Inc.	4,435
348		Teekay Tankers Ltd., Class A	627
		TOTAL	5,062
		Media—0.7%
28,128	[1]	MSG Networks, Inc.	601,939
9,289		Viacom, Inc., Class B - New	324,372
		TOTAL	926,311
		Medical Supplies—0.1%
238	[1]	Iradimed Corp.	2,344
296	[1]	Lantheus Holdings, Inc.	5,461
522		LeMaitre Vascular, Inc.	18,829
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
772	[1]	OraSure Technologies, Inc.	$13,541
429	[1]	Orthofix International NV	18,610
348		PetMed Express, Inc.	16,544
		TOTAL	75,329
		Medical Technology—0.0%
260	[1]	DepoMed, Inc.	2,681
152	[1]	Masimo Corp.	14,379
		TOTAL	17,060
		Metal Fabrication—0.0%
113		NN, Inc.	3,130
105		The Eastern Co.	3,056
		TOTAL	6,186
		Mini-Mill Producer—0.0%
711		Commercial Metals Corp.	13,225
		Miscellaneous Components—0.3%
391	[1]	Alpha & Omega Semiconductor Ltd.	6,921
22,696		Vishay Intertechnology, Inc.	405,123
		TOTAL	412,044
		Miscellaneous Food Products—0.0%
201		Omega Protein Corp.	3,216
		Miscellaneous Machinery—0.2%
11,115	[1]	SPX Corp.	305,885
		Mortgage and Title—0.0%
1,051	[1]	MGIC Investment Corp.	12,265
		Mortgage Real Estate Investment Trusts (REITs)—1.0%
12,200		Blackstone Mortgage Trust, Inc. - CLA	376,614
19,000		New Residential Investment Corp.	323,000
9,400		Starwood Property Trust, Inc.	207,176
46,000		Two Harbors Investment Corp.	454,940
		TOTAL	1,361,730
		Multi-Line Insurance—0.0%
997		CNO Financial Group, Inc.	22,811
		Multi-Utilities—1.1%
32,785		NiSource, Inc.	854,377
4,925		Public Service Enterprises Group, Inc.	221,477
6,315		SCANA Corp.	406,497
		TOTAL	1,482,351
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Multiline Retail—1.7%
2,400		Big Lots, Inc.	$119,208
2,169		Dillards, Inc., Class A	160,116
13,170		Kohl's Corp.	544,579
10,944		Macy's, Inc.	259,920
23,193		Target Corp.	1,314,347
		TOTAL	2,398,170
		Office Supplies—0.0%
813	[1]	Acco Brands Corp.	9,471
679		Essendant, Inc.	8,474
		TOTAL	17,945
		Oil Gas & Consumable Fuels—2.5%
19,121		Chevron Corp.	2,087,822
4,474		Cimarex Energy Co.	443,060
5,217		HollyFrontier Corp.	150,459
11,058		Valero Energy Corp.	762,670
		TOTAL	3,444,011
		Oil Service, Explore & Drill—0.0%
505	[1]	NOW, Inc.	8,045
285	[1]	Unit Corp.	5,124
		TOTAL	13,169
		Oil Well Supply—0.0%
243	[1]	Exterran Corp.	6,729
		Other Communications Equipment—0.0%
261	[1]	Netgear, Inc.	12,502
		Paper & Forest Products—0.1%
3,600		Domtar Corp.	140,616
		Personal Loans—0.0%
713	[1]	Enova International, Inc.	10,338
1,337	[1]	Ezcorp, Inc., Class A	10,429
		TOTAL	20,767
		Personal Products—0.4%
3,158		Estee Lauder Cos., Inc., Class A	312,610
3,147		Nu Skin Enterprises, Inc.	199,394
		TOTAL	512,004
		Personnel Agency—0.0%
280	[1]	TrueBlue, Inc.	7,154
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Pharmaceuticals—2.0%
3,188		Johnson & Johnson	$423,112
11,120		Lilly (Eli) & Co.	919,179
42,583		Pfizer, Inc.	1,412,052
		TOTAL	2,754,343
		Printed Circuit Boards—0.0%
985	[1]	TTM Technologies	17,119
		Printing—0.0%
371		Quad Graphics, Inc.	8,333
2,904		R.R. Donnelley & Sons Co.	35,893
		TOTAL	44,226
		Professional Services—0.4%
11,632		Nielsen Holdings PLC	500,292
		Property Liability Insurance—0.0%
481		State National Companies, Inc.	10,043
277		Universal Insurance Holdings, Inc.	6,607
		TOTAL	16,650
		Regional Banks—0.1%
47		BancFirst Corp.	5,017
291		Beneficial Mutual Bancorp	4,540
43		Cathay Bancorp, Inc.	1,610
58		Columbia Banking Systems, Inc.	2,311
295		Enterprise Financial Services Corp.	11,667
125	[1]	FCB Financial Holdings, Inc.	5,894
159		Farmers Capital Bank Corp.	5,970
80		Financial Institutions, Inc.	2,352
450		First Bancorp, Inc.	14,085
156		First Business Financial Services, Inc.	3,317
57		First Financial Corp.	2,625
67		First Interstate BancSystem, Inc., Class A	2,449
183		First Merchants Corp.	7,401
196		First Midwest Bancorp, Inc.	4,353
1,166	[1]	First NBC Bank Holding Co.	22
464		Fulton Financial Corp.	8,468
150		Hancock Holding Co.	6,900
65		Heartland Financial USA, Inc.	3,061
63		Independent Bank Corp.- Michigan	1,336
61		Lakeland Financial Corp.	2,806
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Regional Banks—continued
229		MainSource Financial Group, Inc.	$8,001
174		Mercantile Bank Corp.	5,537
77		Meridian Bancorp, Inc.	1,359
75		Meta Financial Group, Inc.	5,347
121		Midland States Bancorp, Inc.	3,843
126		MidSouth Bancorp, Inc.	1,417
160		National Bank Holdings Corp. - CL A	5,461
172		OFG Bancorp.	1,729
156		Ohio Valley Banc Corp.	5,281
307		Peapack-Gladstone Financial Corp.	9,600
78		Preferred Bank Los Angeles, CA	4,380
166		Republic Bancorp, Inc.	5,959
73		Sandy Spring Bancorp, Inc.	2,923
184		Sierra Bancorp	5,042
79		The Bank of NT Butterfield & Son Ltd.	2,693
155		TriCo Bancshares	5,719
59		UMB Financial Corp.	4,110
246		Union Bankshares Corp.	7,599
		TOTAL	182,184
		Road & Rail—0.1%
772		Union Pacific Corp.	79,485
		Savings & Loan—0.1%
861		Charter Financial Corp.	15,481
227		First Defiance Financial Corp.	11,747
406		WSFS Financial Corp.	18,331
961		Waterstone Financial, Inc.	18,115
942		Western New England Bancorp, Inc.	9,373
		TOTAL	73,047
		Semiconductor Manufacturing—0.0%
251		Cabot Microelectronics Corp.	18,612
73	[1]	Cirrus Logic, Inc.	4,485
55	[1]	Diodes, Inc.	1,459
		TOTAL	24,556
		Semiconductor Manufacturing Equipment—0.1%
1,577	[1]	Advanced Energy Industries, Inc.	114,411
279		Brooks Automation, Inc.	6,852
411	[1]	IXYS Corp.	7,152
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing Equipment—continued
66		MKS Instruments, Inc.	$5,521
		TOTAL	133,936
		Semiconductors & Semiconductor Equipment—4.1%
24,469		Applied Materials, Inc.	1,084,221
807		Broadcom Ltd.	199,055
48,228		Intel Corp.	1,710,647
2,919		KLA-Tencor Corp.	270,387
12,032		Lam Research Corp.	1,918,623
2,754		Microchip Technology, Inc.	220,430
1,889		NVIDIA Corp.	306,981
		TOTAL	5,710,344
		Soft Drinks—0.1%
1,712	[1]	National Beverage Corp.	174,829
		Software—2.0%
6,400	[1]	Adobe Systems, Inc.	937,536
12,270		CA, Inc.	380,861
4,307	[1]	Nuance Communications, Inc.	74,511
10,780	[1]	Salesforce.com, Inc.	978,824
2,897	[1]	ServiceNow, Inc.	319,973
771	[1]	Workday, Inc.	78,727
		TOTAL	2,770,432
		Software Packaged/Custom—0.1%
325	[1]	Carbonite, Inc.	7,670
165	[1]	Commvault Systems, Inc.	9,826
153	[1]	Paycom Software, Inc.	10,724
215	[1]	Proofpoint, Inc.	18,326
232	[1]	RingCentral, Inc.	8,074
150	[1]	Varonis Systems, Inc.	5,587
197	[1]	Web.com Group, Inc.	4,324
		TOTAL	64,531
		Specialty Chemicals—0.0%
152		KMG Chemicals, Inc.	7,695
88		Rayonier Advanced Materials, Inc.	1,312
605	[1]	Univar, Inc.	18,779
		TOTAL	27,786
		Specialty Retail—2.7%
5,200		Abercrombie & Fitch Co., Class A	51,168
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Specialty Retail—continued
2,250	[1]	AutoZone, Inc.	$1,214,595
7,113		Bed Bath & Beyond, Inc.	212,679
5,221		Best Buy Co., Inc.	304,593
1,351		Children's Place, Inc./The	142,733
6,028		GNC Holdings, Inc.	57,326
5,192		GameStop Corp.	112,615
15,027		Gap (The), Inc.	358,093
3,800		Guess ?, Inc.	49,628
2,674		Home Depot, Inc.	400,030
845		Lowe's Cos., Inc.	65,403
989	[1]	Murphy USA, Inc.	74,897
2,139	[1]	O'Reilly Automotive, Inc.	436,998
2,300		Rent-A-Center, Inc.	30,406
3,900	[1]	Sally Beauty Holdings, Inc.	78,897
443	[1]	Ulta Beauty, Inc.	111,286
1,135	[1]	Zumiez, Inc.	14,415
		TOTAL	3,715,762
		Specialty Retailing—0.0%
139	[1]	America's Car-Mart, Inc.	5,449
535		Big 5 Sporting Goods Corp.	5,751
172	[1]	Build-A-Bear Workshp, Inc.	1,651
663		Office Depot, Inc.	3,892
559		Pier 1 Imports, Inc.	2,577
287	[1]	Rush enterprises, Inc. Class A	12,378
		TOTAL	31,698
		System Instruments—0.2%
7,229	[1]	Sanmina Corp.	259,160
		Technology Hardware Storage & Peripherals—2.1%
6,503		Apple, Inc.	967,191
72,285		HP, Inc.	1,380,644
10,850		NetApp, Inc.	471,107
3,575		Xerox Corp.	109,645
		TOTAL	2,928,587
		Telecommunication Equipment & Services—0.0%
175	[1]	CIENA Corp.	4,506
		Telephone Utility—0.0%
919		Frontier Communications Corp.	14,070
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—0.2%
7,184	[1]	Skechers USA, Inc., Class A	$201,799
		Trading Companies & Distributors—0.1%
831	[1]	United Rentals, Inc.	98,856
		Truck Manufacturing—0.0%
531		Spartan Motors, Inc.	4,699
462		Wabash National Corp.	8,815
		TOTAL	13,514
		Undesignated Consumer Cyclicals—0.0%
241	[1]	Career Education Corp.	2,027
128		Nutri/System, Inc.	7,136
		TOTAL	9,163
		Undesignated Health—0.0%
154		Medifast, Inc.	6,574
		Undesignated Transportation—0.0%
271	[1]	XPO Logistics, Inc.	16,290
		Wireless Telecommunication Services—0.6%
13,471	[1]	T-Mobile USA, Inc.	830,622
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,595,398)	83,654,625
		ASSET-BACKED SECURITIES—0.6%
		Auto Receivables—0.1%
$20,554		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	20,568
100,000		Santander Drive Auto Receivables Trust 2016-2, C, 2.660%, 11/15/2021	100,711
		TOTAL	121,279
		Credit Card—0.3%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, B3, 1.955%, 01/18/2022	351,557
		Home Equity Loan—0.0%
18,782		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	21,225
		Other—0.2%
115,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, A, 2.582%, 09/27/2021	115,605
128,000	[2,3]	PFS Financing Corp. 2016-BA, A, 1.870%, 10/15/2021	127,563
		TOTAL	243,168
Annual Shareholder Report

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Student Loan—0.0%
$44,710		Navient Student Loan Trust 2014-1, A2, 1.542%, 03/27/2023	$44,730
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $778,197)	781,959
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—2.0%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10 A4, 3.170%, 7/15/2049	171,359
593	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.261%, 3/25/2031	605
190,000		CD Commercial Mortgage Trust 2016-CD1 A4, 2.724%, 8/10/2049	185,738
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	201,733
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	73,828
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	133,437
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.962%, 6/10/2046	204,852
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%, 10/10/2047	210,488
300,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	308,882
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.618%, 11/25/2045	207,908
1,759		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	1,874
2,255		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	2,420
5,688		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	6,300
77,004		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	76,901
300,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	305,397
7,031		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	7,620
1,492		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	1,533
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	106,299
6,558		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	7,241
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4 A3, 3.1413%, 12/15/2049	201,545
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.381%, 2/12/2051	100,876
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.144%, 12/12/2049	50,219
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	105,373
Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	$153,711
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,754
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,851,102)	2,852,893
		CORPORATE BONDS—13.3%
		Basic Industry - Chemicals—0.1%
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,389
70,000		RPM International, Inc., 6.500%, 02/15/2018	71,826
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	21,678
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	22,113
		TOTAL	153,006
		Basic Industry - Metals & Mining—0.4%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,162
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	104,350
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	63,350
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,860
20,000	[2,3]	Newcrest Finance Property, Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	20,838
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	106,460
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	23,752
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	176,866
		TOTAL	552,638
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	10,193
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,416
		TOTAL	31,609
		Capital Goods - Aerospace & Defense—0.4%
100,000		Arconic, Inc., 5.870%, 02/23/2022	110,250
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	229,726
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,292
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,266
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.916%, 2/15/2042	35,300
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	52,413
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$50,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	$53,263
	TOTAL	512,510
	Capital Goods - Building Materials—0.1%
80,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	85,690
	Capital Goods - Construction Machinery—0.0%
40,000	AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,857
	Capital Goods - Diversified Manufacturing—0.1%
15,000	Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,111
30,000	General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	31,256
80,000	Hubbell, Inc., 5.950%, 06/01/2018	82,844
15,000	Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,959
14,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,474
50,000	Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	51,988
	TOTAL	214,632
	Capital Goods - Environmental—0.1%
85,000	Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	91,319
	Capital Goods - Packaging—0.0%
45,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,406
10,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,567
10,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,372
	TOTAL	68,345
	Communications - Cable & Satellite—0.2%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	215,317
90,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	98,141
30,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	33,019
	TOTAL	346,477
	Communications - Media & Entertainment—0.5%
75,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	87,805
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	34,536
30,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,006
25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,492
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	254,181
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,972
100,000	Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	102,059
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	174,121
	TOTAL	731,172
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—0.2%
$100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	$102,268
150,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	152,279
		TOTAL	254,547
		Communications - Telecom Wirelines—0.2%
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	94,646
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	195,089
		TOTAL	289,735
		Consumer Cyclical - Automotive—0.7%
175,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	176,778
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,102
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	97,257
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	204,930
150,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	152,322
160,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	162,748
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	100,782
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 4/03/2018	65,700
		TOTAL	975,619
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	215,282
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,730
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,802
		TOTAL	81,532
		Consumer Cyclical - Retailers—0.5%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	53,459
40,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	38,932
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	247,080
175,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	170,849
160,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	170,133
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,763
80,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	74,677
		TOTAL	765,893
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.1%
$65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	$71,248
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,144
70,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	71,750
		TOTAL	155,142
		Consumer Non-Cyclical - Food/Beverage—0.3%
140,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	139,389
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	199,517
50,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	54,266
		TOTAL	393,172
		Consumer Non-Cyclical - Health Care—0.0%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,336
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,418
30,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	31,122
		TOTAL	56,876
		Consumer Non-Cyclical - Products—0.1%
200,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	214,403
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	27,534
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	30,971
		TOTAL	58,505
		Energy - Independent—0.4%
250,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	255,646
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	31,953
100,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	99,919
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	102,674
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	83,894
		TOTAL	574,086
		Energy - Integrated—0.2%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,662
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	135,456
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	76,643
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	51,500
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	$25,905
		TOTAL	320,166
		Energy - Midstream—0.6%
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	79,390
100,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 3/15/2025	101,181
170,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	178,583
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,843
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	147,440
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	100,727
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	40,858
75,000		ONEOK Inc, Sr Unsecured Note, Series 0, 4.950%, 07/13/2047	75,159
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,842
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,522
		TOTAL	785,545
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,037
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	19,250
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	47,625
2,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	1,850
		TOTAL	83,762
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	11,812
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	53,781
30,000		Valero Energy Corp., 7.500%, 04/15/2032	39,143
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,171
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	118,887
		TOTAL	234,794
		Financial Institution - Banking—3.0%
74,000		American Express Co., 2.650%, 12/02/2022	74,521
250,000		American Express Credit C, Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	250,551
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,443
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	303,826
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	$109,456
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	205,100
50,000	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,973
120,000	Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	122,855
200,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	202,437
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	251,627
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	169,989
100,000	Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	105,450
25,000	City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	27,224
30,000	Comerica, Inc., 3.800%, 7/22/2026	30,608
80,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	82,088
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	285,347
25,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	31,399
30,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	30,873
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	197,697
50,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	54,657
250,000	Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	250,846
400,000	J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	408,583
120,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	120,482
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	183,790
210,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	215,396
130,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	132,536
30,000	Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 2/01/2018	30,640
70,000	Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	74,627
100,000	Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	104,241
	TOTAL	4,157,262
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	83,278
125,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	142,990
13,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,890
	TOTAL	241,158
	Financial Institution - Finance Companies—0.1%
170,000	AerCap Ireland Capital Lt, Sr. Unsecd. Note, 3.950%, 02/01/2022	177,613
	Financial Institution - Insurance - Health—0.1%
45,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	52,317
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—continued
$50,000		Wellpoint, Inc., 5.850%, 01/15/2036	$61,242
		TOTAL	113,559
		Financial Institution - Insurance - Life—0.7%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	212,955
25,000		American International Group, Inc., 4.500%, 07/16/2044	26,035
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	37,268
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,674
275,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	273,547
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,740
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	262,950
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,666
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	10,228
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,301
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	65,043
		TOTAL	946,407
		Financial Institution - Insurance - P&C—0.2%
80,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	81,635
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	33,460
20,000		Chubb Corp., Sr. Unsecd. Note, 5.750%, 05/15/2018	20,661
100,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/01/2044	109,182
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	109,420
		TOTAL	354,358
		Financial Institution - REIT - Apartment—0.1%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,434
10,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	10,713
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	66,956
		TOTAL	98,103
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	44,146
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	51,420
		TOTAL	95,566
		Financial Institution - REIT - Office—0.2%
70,000		Alexandria Real Estate Eq, Sr. Unsecd. Note, 3.950%, 01/15/2028	71,517
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—continued
$50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	$52,080
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,604
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	59,165
		TOTAL	236,366
		Financial Institution - REIT - Other—0.1%
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,761
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	78,584
		TOTAL	130,345
		Financial Institution - REIT - Retail—0.1%
50,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	51,515
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,365
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	33,472
		TOTAL	106,352
		Other—0.0%
50,000		Total System Services, In, Sr. Unsecd. Note, 4.800%, 04/01/2026	54,966
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,630
		Technology—0.8%
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,879
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	30,042
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	122,729
140,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	146,572
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	21,177
240,000	[2,3]	Diamond 1 Finance Corp./D, Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	268,452
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	124,480
51,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	57,691
53,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	55,221
70,000		Hewlett Packard Enterpris, Sr. Unsecd. Note, 3.600%, 10/15/2020	72,486
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,397
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,629
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,009
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	55,971
		TOTAL	1,056,735
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.2%
$50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	$63,244
225,000		Kansas City Southern Indu, Sr. Unsecd. Note, 3.125%, 06/01/2026	217,563
30,000		Kansas City Southern Indu, Sr. Unsecd. Note, 3.000%, 05/15/2023	30,128
		TOTAL	310,935
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	90,849
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,349
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	71,087
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,288
		TOTAL	243,573
		Utility - Electric—1.3%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,398
110,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	106,675
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	79,978
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	150,789
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	170,287
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	202,920
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	106,303
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,678
20,000		Indiana Michigan Power Co, Sr Unsecured Note, Series L, 3.750%, 07/01/2047	19,873
70,000		Indiana Michigan Power Co, Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	77,474
110,000		National Rural Utilities, Sr. Sub., 5.250%, 04/20/2046	118,040
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8.000%, 3/01/2032	37,066
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,714
60,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	63,221
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	81,777
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	247,625
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	54,003
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	174,565
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,707
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,595
		TOTAL	1,810,688
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.1%
$20,000		Atmos Energy Corp., 8.500%, 03/15/2019	$22,109
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	52,506
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	66,159
		TOTAL	140,774
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,767,643)	18,597,704
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	86,136
		U.S. TREASURY—1.0%
125,000		United States Treasury Note, 1.250%, 4/30/2019	124,810
60,000		United States Treasury Note, 1.875%, 03/31/2022	60,178
10,000		United States Treasury Note, 2.250%, 11/15/2024	10,079
955,127	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	956,779
162,189		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	162,540
131,258		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	142,621
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,459,699)	1,457,007
		EXCHANGE-TRADED FUNDS—8.0%
146,000		iShares MSCI EAFE ETF	9,771,780
27,000		iShares Core MSCI Emerging Markets ETF	1,425,330
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $11,055,539)	11,197,110
		INVESTMENT COMPANIES—15.0%[6]
121,734		Emerging Markets Core Fund	1,235,597
167,174		Federated Bank Loan Core Fund	1,698,489
3,984,935		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.160%[7]	3,985,732
819,800		Federated Mortgage Core Portfolio	8,075,036
320,743		Federated Project and Trade Finance Core Fund	2,941,213
482,432		High Yield Bond Portfolio	3,135,808
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,604,341)	21,071,875
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $135,181,919)[8]	139,699,309
		OTHER ASSETS AND LIABILITIES - NET—0.2%[9]	288,639
		TOTAL NET ASSETS—100%	$139,987,948
Annual Shareholder Report

At July 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Long Bond Long Futures	3	$458,906	September 2017	$(3,944)
[1]United States Treasury Notes 2-Year Long Futures	22	$4,759,563	September 2017	$(1,083)
[1]United States Treasury Ultra Bond Long Futures	11	$1,809,500	September 2017	$4,662
[1]United States Treasury Notes 5-Year Short Futures	12	$1,417,781	September 2017	$(656)
[1]United States Treasury Notes 10-Year Short Futures	17	$2,140,141	September 2017	$(5)
[1]United States Treasury Notes 10-Year Ultra Short Futures	6	$810,281	September 2017	$2,298
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,272
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $2,696,952, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $2,481,670, which represented 1.8% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $135,071,206.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$81,173,668	$—	$—	$81,173,668
International	2,480,957	—	—	2,480,957
Debt Securities:
Asset-Backed Securities	—	781,959	—	781,959
Collateralized Mortgage Obligations	—	2,852,893	—	2,852,893
Corporate Bonds	—	18,597,704	—	18,597,704
Municipal Bond	—	86,136	—	86,136
U.S. Treasury	—	1,457,007	—	1,457,007
Exchange-Traded Funds	11,197,110	—	—	11,197,110
Investment Companies[1]	3,985,732	—	—	21,071,875
TOTAL SECURITIES	$98,837,467	$23,775,699	$—	$139,699,309
Other Financial Instruments[2]
Assets	$6,960	$—	$—	$6,960
Liabilities	(5,688)	—	—	(5,688)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,272	$—	$—	$1,272
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $17,086,143 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.52	$16.83	$16.07	$14.35	$12.20
Income From Investment Operations:
Net investment income	0.26[1]	0.24[1]	0.20[1]	0.17[1]	0.14[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.23	(0.31)	0.74	1.70	2.19
TOTAL FROM INVESTMENT OPERATIONS	1.49	(0.07)	0.94	1.87	2.33
Less Distributions:
Distributions from net investment income	(0.27)	(0.24)	(0.18)	(0.15)	(0.18)
Net Asset Value, End of Period	$17.74	$16.52	$16.83	$16.07	$14.35
Total Return[2]	9.11%	(0.37)%	5.89%	13.06%	19.28%
Ratios to Average Net Assets:
Net expenses	1.26%	1.30%	1.30%	1.30%	1.30%
Net investment income	1.51%	1.51%	1.21%	1.10%	1.10%
Expense waiver/reimbursement[3]	0.15%	0.10%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,405	$61,245	$62,555	$55,634	$50,340
Portfolio turnover	82%	98%	89%	34%	105%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.30	$16.59	$15.84	$14.16	$12.03
Income From Investment Operations:
Net investment income	0.13[1]	0.12[1]	0.07[1]	0.05[1]	0.04[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.20	(0.31)	0.74	1.67	2.16
TOTAL FROM INVESTMENT OPERATIONS	1.33	(0.19)	0.81	1.72	2.20
Less Distributions:
Distributions from net investment income	(0.14)	(0.10)	(0.06)	(0.04)	(0.07)
Net Asset Value, End of Period	$17.49	$16.30	$16.59	$15.84	$14.16
Total Return[2]	8.23%	(1.10)%	5.12%	12.14%	18.41%
Ratios to Average Net Assets:
Net expenses	2.01%	2.05%	2.05%	2.05%	2.05%
Net investment income	0.75%	0.76%	0.45%	0.34%	0.36%
Expense waiver/reimbursement[3]	0.13%	0.08%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,007	$29,152	$31,571	$34,522	$35,450
Portfolio turnover	82%	98%	89%	34%	105%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.57	$16.87	$16.11	$14.39	$12.23
Income From Investment Operations:
Net investment income	0.30[1]	0.28[1]	0.24[1]	0.21[1]	0.18[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.23	(0.30)	0.74	1.69	2.19
TOTAL FROM INVESTMENT OPERATIONS	1.53	(0.02)	0.98	1.90	2.37
Less Distributions:
Distributions from net investment income	(0.31)	(0.28)	(0.22)	(0.18)	(0.21)
Net Asset Value, End of Period	$17.79	$16.57	$16.87	$16.11	$14.39
Total Return[2]	9.36%	(0.07)%	6.13%	13.30%	19.63%
Ratios to Average Net Assets:
Net expenses	1.00%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.77%	1.76%	1.46%	1.35%	1.35%
Expense waiver/reimbursement[3]	0.12%	0.05%	0.04%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,136	$47,757	$53,291	$49,667	$46,365
Portfolio turnover	82%	98%	89%	34%	105%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017[1]	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.49	$16.80	$16.05	$14.33	$12.17
Income From Investment Operations:
Net investment income	0.28[2]	0.20[2]	0.16[2]	0.13[2]	0.09[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.24	(0.31)	0.74	1.69	2.19
TOTAL FROM INVESTMENT OPERATIONS	1.52	(0.11)	0.90	1.82	2.28
Less Distributions:
Distributions from net investment income	(0.25)	(0.20)	(0.15)	(0.10)	(0.12)
Net Asset Value, End of Period	$17.76	$16.49	$16.80	$16.05	$14.33
Total Return[3]	9.32%	(0.59)%	5.61%	12.72%	18.84%
Ratios to Average Net Assets:
Net expenses	1.05%	1.56%	1.56%	1.57%	1.69%
Net investment income	1.64%	1.27%	0.96%	0.84%	0.70%
Expense waiver/reimbursement[4]	0.06%	0.04%	0.03%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,439	$577	$532	$464	$417
Portfolio turnover	82%	98%	89%	34%	105%
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at value including $21,071,875 of investment in affiliated holdings (identified cost $135,181,919)		$139,699,309
Cash		319
Income receivable		340,877
Receivable for investments sold		492,468
Receivable for shares sold		73,467
TOTAL ASSETS		140,606,440
Liabilities:
Payable for investments purchased	$372,432
Payable for shares redeemed	22,716
Payable for daily variation margin on futures contracts	595
Payable to adviser (Note 5)	2,596
Payable for administrative fees (Note 5)	302
Payable for auditing fees	31,800
Payable for portfolio accounting fees	54,913
Payable for distribution services fee (Note 5)	18,349
Payable for other service fees (Notes 2 and 5)	41,781
Payable for share registration costs	42,245
Accrued expenses (Note 5)	30,763
TOTAL LIABILITIES		618,492
Net assets for 7,908,503 shares outstanding		$139,987,948
Net Assets Consist of:
Paid-in capital		$138,439,397
Net unrealized appreciation of investments and futures contracts		4,518,662
Accumulated net realized loss on investments and futures contracts		(4,067,184)
Undistributed net investment income		1,097,073
TOTAL NET ASSETS		$139,987,948
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($61,405,043 ÷ 3,462,296 shares outstanding), no par value, unlimited shares authorized	$17.74
Offering price per share (100/94.50 of $17.74)	$18.77
Redemption proceeds per share	$17.74
Class C Shares:
Net asset value per share ($29,007,469 ÷ 1,658,095 shares outstanding), no par value, unlimited shares authorized	$17.49
Offering price per share	$17.49
Redemption proceeds per share (99.00/100 of $17.49)	$17.32
Institutional Shares:
Net asset value per share ($39,136,149 ÷ 2,200,366 shares outstanding), no par value, unlimited shares authorized	$17.79
Offering price per share	$17.79
Redemption proceeds per share	$17.79
Class R6 Shares:
Net asset value per share ($10,439,287 ÷ 587,746 shares outstanding), no par value, unlimited shares authorized	$17.76
Offering price per share	$17.76
Redemption proceeds per share	$17.76
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Dividends (including $847,124 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $514)			$2,818,764
Interest			964,183
TOTAL INCOME			3,782,947
Expenses:
Investment adviser fee (Note 5)		$1,026,410
Administrative fee (Note 5)		107,378
Custodian fees		32,896
Transfer agent fee (Note 2)		129,657
Directors'/Trustees' fees (Note 5)		2,715
Auditing fees		34,486
Legal fees		10,768
Portfolio accounting fees		103,952
Distribution services fee (Note 5)		217,081
Other service fees (Notes 2 and 5)		212,558
Share registration costs		64,690
Printing and postage		28,576
Miscellaneous (Note 5)		30,974
TOTAL EXPENSES		2,002,141
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(69,097)
Reimbursements of other operating expenses (Notes 2 and 5)	(114,243)
TOTAL WAIVER AND REIMBURSEMENTS		(183,340)
Net expenses			1,818,801
Net investment income			1,964,146
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $(87,472) on sales of investments in affiliated holdings (Note 5))			7,072,852
Net realized loss on futures contracts			(71,093)
Realized gain distribution from registered investment company shares (Note 5)			10,281
Net change in unrealized appreciation of investments			2,843,572
Net change in unrealized appreciation of futures contracts			(50,812)
Net realized and unrealized gain on investments and futures contracts			9,804,800
Change in net assets resulting from operations			$11,768,946
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,964,146	$1,971,102
Net realized gain on investments, including allocation from affiliated partnership and futures contracts	7,012,040	3,110,250
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,792,760	(6,117,033)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,768,946	(1,035,681)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(931,700)	(912,021)
Class C Shares	(247,434)	(200,679)
Institutional Shares	(864,627)	(830,257)
Class R6 Shares[1]	(7,781)	(7,400)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,051,542)	(1,950,357)
Share Transactions:
Proceeds from sale of shares	27,978,026	17,267,895
Net asset value of shares issued to shareholders in payment of distributions declared	1,893,320	1,804,807
Cost of shares redeemed	(38,332,541)	(25,304,874)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,461,195)	(6,232,172)
Change in net assets	1,256,209	(9,218,210)
Net Assets:
Beginning of period	138,731,739	147,949,949
End of period (including undistributed net investment income of $1,097,073 and $1,174,188, respectively)	$139,987,948	$138,731,739
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
Effective September 1, 2016, Class R Shares were re-designated as Class R6 Shares.
On March 30, 2017, the Fund's T Share class became effective with the SEC, but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
The Fund invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Annual Shareholder Report

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $183,340 is disclosed in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$71,530	$(28,662)
Class C Shares	26,193	(7,891)
Institutional Shares	29,211	(3,436)
Class R6 Shares	2,723	—
TOTAL	$129,657	$(39,989)
For the year ended July 31, 2017, the custodian reimbursed $74,254 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$141,128
Class C Shares	71,430
TOTAL	$212,558
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,477,585 and $8,650,435, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$215,282
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(1,272)*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(71,093)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(50,812)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	686,635	$11,650,848	587,548	$9,377,136
Shares issued to shareholders in payment of distributions declared	49,513	823,409	51,346	816,912
Shares redeemed	(980,711)	(16,503,614)	(649,638)	(10,261,256)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(244,563)	$(4,029,357)	(10,744)	$(67,208)
Annual Shareholder Report

Year Ended July 31	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	158,017	$2,631,546	302,928	$4,781,444
Shares issued to shareholders in payment of distributions declared	13,630	224,489	11,611	182,981
Shares redeemed	(301,945)	(5,040,678)	(429,374)	(6,745,049)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(130,298)	$(2,184,643)	(114,835)	$(1,780,624)

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	200,258	$3,374,083	187,245	$2,978,562
Shares issued to shareholders in payment of distributions declared	50,388	838,960	50,127	798,534
Shares redeemed	(932,430)	(15,716,444)	(513,254)	(8,215,712)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(681,784)	$(11,503,401)	(275,882)	$(4,438,616)

Year Ended July 31	2017[1]		2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	614,503	$10,321,549	8,198	$131,010
Shares issued to shareholders in payment of distributions declared	389	6,462	402	6,380
Shares redeemed	(62,139)	(1,071,805)	(5,256)	(82,857)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	552,753	$9,256,206	3,344	$54,533
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(503,892)	$(8,461,195)	(398,117)	$(6,231,915)
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for short-term capital gain distributions from regulated investment companies.
For the year ended July 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$10,281	$(10,281)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, deferral of paydown losses and partnership adjustments.
Annual Shareholder Report

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$2,051,542	$1,950,357
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,097,073
Net unrealized appreciation	$4,628,103
Capital loss carry forwards and deferrals	$(4,176,625)
At July 31, 2017, the cost of investments for federal tax purposes was $135,071,206. The net unrealized appreciation of investments for federal tax purposes was $4,628,103. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,769,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,141,749.
At July 31, 2017, the Fund had a capital loss carryforward of $4,176,449 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$4,176,449	NA	$4,176,449
The Fund used capital loss carryforwards of $6,815,952 to offset capital gains realized during the year ended July 31, 2017.
At July 31, 2017, for federal income tax purposes, the Fund had $176 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $64,627 of its fee and voluntarily reimbursed $39,989 of transfer agent fees.
Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2017, the Sub-Adviser earned a fee of $123,570.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Prior to their re-designation as Class R6 Shares on September 1, 2016, the Class R Shares were also subject to the Plan at 0.50% of its average daily net assets. Class R6 Shares are not subject to the Plan.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$216,836
Class R Shares (re-designated as Class R6 Shares)	245
TOTAL	$217,081
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $37,546 of fees paid by the Fund. For the year ended July 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2017, FSC retained $14,895 in sales charges from the sale of Class A Shares. FSC retained $3,045 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2017, FSSC received $12,183 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05%, 1.05% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2017, the Adviser reimbursed $4,470. Transactions involving the affiliated holdings during the year ended July 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income	Realized Gain Distribution
Emerging Markets Core Fund	166,883	7,869	(53,018)	121,734	$1,235,597	$85,346	$10,281
Federated Bank Loan Core Fund	220,091	28,191	(81,108)	167,174	$1,698,489	$92,507	$—
Federated Institutional Prime Value Obligation Fund, Institutional Shares	4,202,435	43,453,284	(43,670,784)	3,984,935	$3,985,732	$29,463	$—
Federated Mortgage Core Portfolio	1,511,148	125,296	(816,644)	819,800	$8,075,036	$298,345	$—
Federated Project and Trade Finance Core Fund	307,620	13,123	—	320,743	$2,941,213	$121,440	$—
High Yield Bond Portfolio	826,313	34,559	(378,440)	482,432	$3,135,808	$220,023	$—
TOTAL OF AFFILIATED TRANS- ACTIONS	7,234,490	43,662,322	(44,999,994)	5,896,818	$21,071,875	$847,124	$10,281
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2017, were as follows:
Purchases	$103,269,793
Sales	$111,067,229
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term,
Annual Shareholder Report

temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS, described above, will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 85.01% of total distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2017, 70.69% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Balanced fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,056.60	$6.73
Class C Shares	$1,000	$1,051.70	$10.53
Institutional Shares	$1,000	$1,057.70	$5.46
Class R6 Shares	$1,000	$1,057.10	$5.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.30	$6.61
Class C Shares	$1,000	$1,014.50	$10.34
Institutional Shares	$1,000	$1,019.50	$5.36
Class R6 Shares	$1,000	$1,019.60	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.32%
Class C Shares	2.07%
Institutional Shares	1.07%
Class R6 Shares	1.05%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
Annual Shareholder Report

Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer Evaluation”). The Board considered the Senior Officer Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
Annual Shareholder Report

Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and subadviser and their affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separates sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives,
Annual Shareholder Report

policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). . He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal
Annual Shareholder Report

structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
Annual Shareholder Report

Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board considered that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reduction in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as, systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
Annual Shareholder Report

Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
37326 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2016 through July 31, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Large Cap Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2017, was 15.66% for Class A Shares, 14.81% for Class B Shares, 14.82% for Class C Shares and 15.98% for the Institutional Shares. The total return for the Russell 1000® Growth Index (R1000G),1 the Fund's broad-based securities market index, was 18.05% for the same period. The total return of the Morningstar Large Growth Funds Average (MLGFA),2 a peer group average for the Fund, was 17.50% during the same period. The Fund's and MLGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R1000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, domestic equity market performance was strong, as evidenced by the 16.14% return on the whole-market Russell 3000® Index.3 On average, very small-cap4 stocks had the best year, closely followed by very large-cap stocks; the Russell Microcap® Index5 returned 20.58%, the small-cap Russell 2000® Index6 returned 18.45%, and the Russell Top 200® Index7 returned 17.13%. Mid-cap stocks trailed for the year and the Russell Midcap® Index8 returned 13.04%. Style preferences changed over the course of the fiscal year, with value preferred during the first half of the year and growth preferred in the second half. Overall, growth stocks came out ahead with the Russell 3000® Growth9 Index returning 18.02% and the Russell 3000® Value Index10 returning 14.17%.
The best performing sectors in the R1000G during the reporting period were Utilities (51.55%), Information Technology (31.51%), Financials (25.70%) and Industrials (21.39%). (While the Utilities sector had the highest return, the average weight of the Utilities sector in the R1000G is very small (0.03%)). Underperforming sectors during the same period included Telecommunication Services (-4.48%), Energy (-3.91%) and Consumer Staples (-0.43%).
Annual Shareholder Report
1

STOCK SELECTION
When looking at the Fund's fundamental characteristics, the most significant drivers of Fund underperformance during the reporting period were large cap growth stocks that were close to the value/growth split in the Russell 1000® Index, and those that were held during the second half of the year, when growth stocks led more value-oriented stocks. A partial offset came from those same stocks during the first half of the year, when value led growth. The Fund's sector exposures at the end of the period were similar to the full year exposures and close to R1000G weights, except for small underweights in the Real Estate and Materials sectors. Weak stock selection in the Consumer Discretionary sector detracted the most from Fund performance. Favorable stock selection in the Financials and Health Care sectors provided a partial offset.
Individual stocks enhancing the Fund's performance during the reporting period included Applied Materials, Inc., Wyndham Worldwide Corporation and Ameriprise Financial, Inc.
Individual stocks detracting from the Fund's performance during the reporting period included Microsoft Corporation, AutoZone, Inc. and The Boeing Company. Microsoft and Boeing outperformed the R1000G but were underweighted relative to the R1000G.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R1000G.
2	Morningstar has assigned the Fund to the Morningstar Large Blend Funds Average peer group, however, the MLGFA is being used for comparison purposes. The Fund invests in growth stocks, and therefore, the Fund's Adviser believes that the MLGFA is more reflective of the Fund's investment style. Please see the footnotes to the line graphs below for definitions of, and further information about, the MLGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are reflected.*
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
Annual Shareholder Report
2

7	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
8	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
9	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
10	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund (the “Fund”) from July 31, 2007 to July 31, 2017, compared to the Russell 1000® Growth Index (R1000G)2 and the Morningstar Large Growth Funds Average (MLGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2017
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2017
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	9.33%	11.90%	5.52%
Class B Shares	9.31%	12.09%	5.49%
Class C Shares	13.82%	12.33%	5.33%
Institutional Shares	15.98%	13.47%	6.39%
R1000G	18.05%	15.60%	9.36%
MLGFA	17.50%	14.42%	8.00%

Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and MLGFA have been adjusted to reflect reinvestment of dividends on securities.
2	The R1000G measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The R1000G is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The R1000G is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2017, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Internet Services	11.4%
Software Packaged/Custom	7.7%
Computers—Low End	6.5%
Financial Services	6.0%
Ethical Drugs	5.2%
Semiconductor Manufacturing Equipment	5.0%
Soft Drinks	4.8%
Specialty Retailing	3.6%
Semiconductor Manufacturing	3.3%
Medical Technology	3.1%
Multi-Industry Capital Goods	2.9%
Building Supply Stores	2.8%
Medical Supplies	2.5%
Undesignated Consumer Cyclicals	2.5%
Diversified Leisure	2.0%
Biotechnology	1.8%
Miscellaneous Machinery	1.8%
Paint & Related Materials	1.8%
Life Insurance	1.7%
Advertising	1.5%
Computer Peripherals	1.5%
Services to Medical Professionals	1.5%
Miscellaneous Food Products	1.2%
Regional Banks	1.2%
Cellular Communications	1.1%
Defense Aerospace	1.1%
Property Liability Insurance	1.1%
Other[2]	11.6%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
Annual Shareholder Report
6

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
July 31, 2017
Shares			Value
		COMMON STOCKS—98.2%
		Advertising—1.5%
27,422		Nielsen Holdings PLC	$1,179,420
		Agricultural Machinery—0.8%
5,015		Deere & Co.	643,324
		Airline - National—0.9%
13,961	[1]	Jet Blue Airways Corp.	306,165
5,868	[1]	United Continental Holdings, Inc.	397,146
		TOTAL	703,311
		Auto Manufacturing—0.3%
25,317		Ford Motor Co.	284,057
		Baking—0.3%
12,348		Flowers Foods, Inc.	217,201
		Biotechnology—1.8%
7,761	[1]	Celgene Corp.	1,050,917
3,637	[1]	Myriad Genetics, Inc.	88,270
2,129	[1]	Vertex Pharmaceuticals, Inc.	323,225
		TOTAL	1,462,412
		Broadcasting—0.3%
9,100	[1]	Discovery Communications, Inc.	223,860
		Building Supply Stores—2.8%
11,540		Home Depot, Inc.	1,726,384
6,483		Lowe's Cos., Inc.	501,784
		TOTAL	2,228,168
		Cable TV—0.1%
1,248	[1]	AMC Networks, Inc.	79,810
		Cellular Communications—1.1%
14,720	[1]	T-Mobile USA, Inc.	907,635
		Clothing Stores—0.8%
1,414		Foot Locker, Inc.	66,727
5,804	[1]	Fossil, Inc.	65,295
23,364		Gap (The), Inc.	556,764
		TOTAL	688,786
		Computer Peripherals—1.5%
16,792		NetApp, Inc.	729,109
3,155		NVIDIA Corp.	512,719
		TOTAL	1,241,828
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Computers - Low End—6.5%
35,355		Apple, Inc.	$5,258,349
		Construction Machinery—0.1%
786		Caterpillar, Inc.	89,565
		Contracting—0.1%
2,771		Chicago Bridge & Iron Co., N.V.	51,929
		Cosmetics & Toiletries—0.3%
1,626		Estee Lauder Cos., Inc., Class A	160,958
5,600	[1]	Sally Beauty Holdings, Inc.	113,288
		TOTAL	274,246
		Defense Aerospace—1.1%
5,836		Spirit AeroSystems Holdings, Inc., Class A	352,669
1,813	[1]	Transdigm Group, Inc.	511,520
		TOTAL	864,189
		Department Stores—0.6%
909	[1]	Burlington Stores, Inc.	79,110
2,873		Dillards, Inc., Class A	212,085
8,123		Macy's, Inc.	192,921
		TOTAL	484,116
		Discount Department Stores—0.4%
5,900		Big Lots, Inc.	293,053
		Diversified Leisure—2.0%
73,976	[1]	MSG Networks, Inc.	1,583,086
597		Wynn Resorts Ltd.	77,216
		TOTAL	1,660,302
		Ethical Drugs—5.2%
26,317		AbbVie, Inc.	1,839,822
9,757		Bristol-Myers Squibb Co.	555,173
21,464		Eli Lilly & Co.	1,774,214
		TOTAL	4,169,209
		Financial Services—6.0%
14,400		Ally Financial, Inc.	326,016
610		Equifax, Inc.	88,718
21,344	[1]	Vantiv, Inc.	1,356,411
21,805		Visa, Inc., Class A	2,170,906
44,090		Western Union Co.	870,778
		TOTAL	4,812,829
		Grocery Chain—0.1%
4,516		GNC Holdings, Inc.	42,947
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Home Building—0.5%
3,390		D. R. Horton, Inc.	$120,989
4,794		Lennar Corp., Class A	251,397
		TOTAL	372,386
		Home Health Care—0.1%
3,300	[1]	Weight Watchers International, Inc.	118,206
		Home Products—0.8%
600		Spectrum Brands Holdings, Inc.	69,264
9,449		Tupperware Brands Corp.	573,649
		TOTAL	642,913
		Industrial Machinery—0.5%
2,586		Parker-Hannifin Corp.	429,224
		Internet Services—11.4%
2,033	[1]	Alphabet, Inc.	1,922,202
2,746	[1]	Amazon.com, Inc.	2,712,444
5,362	[1]	eBay, Inc.	191,584
1,788		Expedia, Inc.	279,768
15,443	[1]	Facebook, Inc.	2,613,728
2,106	[1]	GoDaddy, Inc.	90,516
3,782	[1]	NetFlix, Inc.	687,038
12,606	[1]	PayPal, Inc.	738,081
		TOTAL	9,235,361
		Leasing—0.1%
415	[1]	Credit Acceptance Corp.	103,376
		Life Insurance—1.7%
12,000		Prudential Financial, Inc.	1,358,760
		Medical Supplies—2.5%
10,609	[1]	Align Technology, Inc.	1,774,143
4,641		Baxter International, Inc.	280,688
		TOTAL	2,054,831
		Medical Technology—3.1%
1,411	[1]	Edwards Lifesciences Corp.	162,519
7,536	[1]	IDEXX Laboratories, Inc.	1,254,443
1,577	[1]	Mettler-Toledo International, Inc.	903,747
944	[1]	Waters Corp.	163,727
		TOTAL	2,484,436
		Miscellaneous Food Products—1.2%
7,925		Ingredion, Inc.	977,311
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Machinery—1.8%
8,310		Grainger (W.W.), Inc.	$1,385,609
671		Nordson Corp.	85,217
		TOTAL	1,470,826
		Multi-Industry Capital Goods—2.9%
1,634		3M Co.	328,712
8,754		Roper Technologies, Inc.	2,034,955
		TOTAL	2,363,667
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	47,541
		Office Equipment—0.5%
28,428		Pitney Bowes, Inc.	447,457
		Paint & Related Materials—1.8%
4,207		Sherwin-Williams Co.	1,418,895
		Personnel Agency—0.1%
2,697	[1]	ServiceMaster Global Holdings, Inc.	118,560
		Photo - Optical Component - Equipment—0.5%
4,013		Cognex Corp.	381,476
		Pollution Control—0.8%
8,383		Waste Management, Inc.	629,982
		Printing—0.1%
3,882		R.R. Donnelley & Sons Co.	47,982
		Property Liability Insurance—1.1%
6,906		The Travelers Cos., Inc.	884,590
		Railroad—0.8%
6,610		Union Pacific Corp.	680,566
		Regional Banks—1.2%
28,222		Citizens Financial Group, Inc.	990,028
		Restaurant—0.3%
1,399		McDonald's Corp.	217,041
		Rubber—0.6%
14,600		Goodyear Tire & Rubber Co.	460,046
		Semiconductor Manufacturing—3.3%
3,293		Broadcom Ltd.	812,251
18,872		Intel Corp.	669,390
7,071		KLA-Tencor Corp.	654,987
6,911		Microchip Technology, Inc.	553,156
		TOTAL	2,689,784
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing Equipment—5.0%
46,573		Applied Materials, Inc.	$2,063,650
12,477		Lam Research Corp.	1,989,582
		TOTAL	4,053,232
		Services to Medical Professionals—1.5%
3,115	[1]	Henry Schein, Inc.	567,584
2,086		Humana, Inc.	482,283
905	[1]	Wellcare Health Plans, Inc.	160,176
		TOTAL	1,210,043
		Shoes—0.3%
9,198	[1]	Skechers USA, Inc., Class A	258,372
		Soft Drinks—4.8%
23,046		Dr. Pepper Snapple Group, Inc.	2,100,873
15,132		PepsiCo, Inc.	1,764,543
		TOTAL	3,865,416
		Software Packaged/Custom—7.7%
1,360		Activision Blizzard, Inc.	84,021
14,317	[1]	Adobe Systems, Inc.	2,097,297
35,613		CA, Inc.	1,105,427
2,681		Microsoft Corp.	194,909
2,615	[1]	Red Hat, Inc.	258,545
16,932	[1]	Salesforce.com, Inc.	1,537,426
7,525	[1]	ServiceNow, Inc.	831,136
801	[1]	Workday, Inc.	81,790
		TOTAL	6,190,551
		Specialty Retailing—3.6%
2,369	[1]	AutoZone, Inc.	1,278,834
14,365		Bed Bath & Beyond, Inc.	429,513
5,817	[1]	O'Reilly Automotive, Inc.	1,188,413
		TOTAL	2,896,760
		Truck Manufacturing—0.2%
4,189		Allison Transmission Holdings, Inc.	158,344
		Undesignated Consumer Cyclicals—2.5%
6,037	[1]	CoStar Group, Inc.	1,663,495
5,300		Nu Skin Enterprises, Inc., Class A	335,808
		TOTAL	1,999,303
		Undesignated Consumer Staples—0.1%
3,283		Block (H&R), Inc.	100,132
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Undesignated Transportation—0.1%
1,339	[1]	XPO Logistics, Inc.	$80,487
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,179,078)	79,298,431
		INVESTMENT COMPANY—1.6%
1,319,861	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[3] (IDENTIFIED COST $1,319,926)	1,320,125
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $72,499,004)[4]	80,618,556
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	151,242
		TOTAL NET ASSETS—100%	$80,769,798
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $72,517,028.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.18	$17.64	$16.15	$13.58	$10.59
Income From Investment Operations:
Net investment income[1]	0.01	0.04	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments	2.36	(0.70)	1.47	2.54	2.95
TOTAL FROM INVESTMENT OPERATIONS	2.37	(0.66)	1.49	2.57	2.99
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$17.46	$15.18	$17.64	$16.15	$13.58
Total Return[2]	15.66%	(3.62)%	9.23%	18.92%	28.23%
Ratios to Average Net Assets:
Net expenses	1.52%	1.50%	1.50%	1.50%	1.50%
Net investment income	0.02%	0.28%	0.13%	0.17%	0.34%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.03%	0.11%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,794	$45,661	$55,033	$54,573	$49,018
Portfolio turnover	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.16	$16.71	$15.41	$13.05	$10.25
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.07)	(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	2.20	(0.68)	1.41	2.45	2.85
TOTAL FROM INVESTMENT OPERATIONS	2.09	(0.75)	1.30	2.36	2.80
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$16.16	$14.16	$16.71	$15.41	$13.05
Total Return[2]	14.81%	(4.41)%	8.44%	18.08%	27.32%
Ratios to Average Net Assets:
Net expenses	2.27%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.71)%	(0.49)%	(0.65)%	(0.59)%	(0.44)%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.03%	0.11%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,654	$14,925	$16,175	$10,519	$7,428
Portfolio turnover	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.81	$16.34	$15.07	$12.76	$10.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.06)	(0.10)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	2.15	(0.67)	1.37	2.39	2.78
TOTAL FROM INVESTMENT OPERATIONS	2.04	(0.73)	1.27	2.31	2.73
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$15.76	$13.81	$16.34	$15.07	$12.76
Total Return[2]	14.82%	(4.39)%	8.43%	18.10%	27.22%
Ratios to Average Net Assets:
Net expenses	2.27%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.72)%	(0.46)%	(0.63)%	(0.59)%	(0.43)%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.03%	0.11%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,672	$10,052	$12,904	$11,991	$9,830
Portfolio turnover	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.69	$18.13	$16.55	$13.88	$10.80
Income From Investment Operations:
Net investment income[1]	0.05	0.08	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	2.45	(0.72)	1.51	2.61	3.01
TOTAL FROM INVESTMENT OPERATIONS	2.50	(0.64)	1.58	2.67	3.08
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—
Net Asset Value, End of Period	$18.10	$15.69	$18.13	$16.55	$13.88
Total Return[2]	15.98%	(3.40)%	9.55%	19.24%	28.52%
Ratios to Average Net Assets:
Net expenses	1.27%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.27%	0.52%	0.37%	0.40%	0.58%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.03%	0.10%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,649	$7,469	$7,888	$7,502	$5,002
Portfolio turnover	104%	69%	91%	51%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at value including $1,320,125 of investment in an affiliated holding (Note 5) (identified cost $72,499,004)		$80,618,556
Cash		317
Income receivable		39,293
Receivable for investments sold		1,536,064
Receivable for shares sold		14,517
TOTAL ASSETS		82,208,747
Liabilities:
Payable for investments purchased	$1,248,091
Payable for shares redeemed	32,542
Payable to adviser (Note 5)	1,516
Payable for administrative fees (Note 5)	175
Payable for transfer agent fee	26,513
Payable for distribution services fee (Note 5)	15,114
Payable for other service fees (Notes 2 and 5)	25,707
Payable for share registration costs	39,793
Accrued expenses (Note 5)	49,498
TOTAL LIABILITIES		1,438,949
Net assets for 4,732,765 shares outstanding		$80,769,798
Net Assets Consist of:
Paid-in capital		$66,253,247
Net unrealized appreciation of investments		8,119,552
Accumulated net realized gain on investments		6,396,999
TOTAL NET ASSETS		$80,769,798
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($49,794,497 ÷ 2,851,645 shares outstanding), no par value, unlimited shares authorized	$17.46
Offering price per share (100/94.50 of $17.46)	$18.48
Redemption proceeds per share	$17.46
Class B Shares:
Net asset value per share ($13,654,225 ÷ 844,865 shares outstanding), no par value, unlimited shares authorized	$16.16
Offering price per share	$16.16
Redemption proceeds per share (94.50/100 of $16.16)	$15.27
Class C Shares:
Net asset value per share ($9,671,857 ÷ 613,543 shares outstanding), no par value, unlimited shares authorized	$15.76
Offering price per share	$15.76
Redemption proceeds per share (99.00/100 of $15.76)	$15.60
Institutional Shares:
Net asset value per share ($7,649,219 ÷ 422,712 shares outstanding), no par value, unlimited shares authorized	$18.10
Offering price per share	$18.10
Redemption proceeds per share	$18.10
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Dividends (including $10,499 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $116)		$1,207,581
Expenses:
Investment adviser fee (Note 5)	$585,912
Administrative fee (Note 5)	61,300
Custodian fees	12,716
Transfer agent fee	159,961
Directors'/Trustees' fees (Note 5)	2,231
Auditing fees	28,485
Legal fees	10,618
Portfolio accounting fees	73,330
Distribution services fee (Note 5)	185,483
Other service fees (Notes 2 and 5)	177,330
Share registration costs	60,301
Printing and postage	32,898
Miscellaneous (Note 5)	25,902
TOTAL EXPENSES	1,416,467
Waiver/reimbursement of investment adviser fee (Note 5)	(60,806)
Net expenses		1,355,661
Net investment income (loss)		(148,080)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $88 on sales of investments in affiliated holding (Note 5))		6,784,048
Net change in unrealized appreciation of investments		4,468,540
Net realized and unrealized gain on investments		11,252,588
Change in net assets resulting from operations		$11,104,508
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(148,080)	$53,098
Net realized gain on investments	6,784,048	199,433
Net change in unrealized appreciation/depreciation of investments	4,468,540	(4,502,195)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,104,508	(4,249,664)
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(251,151)	(5,502,857)
Class B Shares	(89,003)	(1,867,474)
Class C Shares	(63,861)	(1,323,955)
Institutional Shares	(34,298)	(798,673)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(438,313)	(9,492,959)
Share Transactions:
Proceeds from sale of shares	14,714,896	14,463,299
Net asset value of shares issued to shareholders in payment of distributions declared	400,439	8,568,103
Cost of shares redeemed	(23,117,921)	(23,183,153)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,002,586)	(151,751)
Change in net assets	2,663,609	(13,894,374)
Net Assets:
Beginning of period	78,106,189	92,000,563
End of period	$80,769,798	$78,106,189
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report
22

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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23

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $60,806 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$115,503
Class B Shares	36,217
Class C Shares	25,610
TOTAL	$177,330
Annual Shareholder Report
24

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	475,321	$7,859,250	310,533	$4,754,875
Shares issued to shareholders in payment of distributions declared	14,088	224,849	332,140	4,972,137
Shares redeemed	(646,470)	(10,387,402)	(753,019)	(11,160,736)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(157,061)	$(2,303,303)	(110,346)	$(1,433,724)
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25

Year Ended July 31	2017		2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	163,083	$2,410,420	332,457	$4,849,130
Shares issued to shareholders in payment of distributions declared	5,885	87,332	130,599	1,832,304
Shares redeemed	(378,313)	(5,664,410)	(377,102)	(5,173,438)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(209,345)	$(3,166,658)	85,954	$1,507,996

Year Ended July 31	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	154,856	$2,275,523	166,717	$2,348,511
Shares issued to shareholders in payment of distributions declared	4,050	58,646	85,418	1,169,370
Shares redeemed	(273,138)	(4,082,380)	(314,062)	(4,374,197)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(114,232)	$(1,748,211)	(61,927)	$(856,316)

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	129,360	$2,169,703	167,477	$2,510,783
Shares issued to shareholders in payment of distributions declared	1,793	29,612	38,466	594,292
Shares redeemed	(184,606)	(2,983,729)	(164,945)	(2,474,782)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(53,453)	$(784,414)	40,998	$630,293
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(534,091)	$(8,002,586)	(45,321)	$(151,751)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating losses and equalization reclasses.
For the year ended July 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
	Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$162	$148,080	$(148,242)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
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26

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Long-term capital gains	$438,313	$9,492,959
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$3,734,212
Net unrealized appreciation	$8,101,528
Undistributed long-term capital gains	$2,680,811
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales.
At July 31, 2017, the cost of investments for federal tax purposes was $72,517,028. The net unrealized appreciation of investments for federal tax purposes was $8,101,528. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,985,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,883,732.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $59,312 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$108,652
Class C Shares	76,831
TOTAL	$185,483
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $97,693 of fees paid by the Fund. For the year ended July 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2017, FSSC received $39,920 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2017, FSC retained $6,067 in sales charges from the sale of Class A Shares. FSC also retained $97 of CDSC relating to redemptions of Class A Shares, $67,644 of CDSC relating to redemptions of Class B Shares and $383 relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expenses, extraordinary expenses, line of credit expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2017, the Adviser reimbursed $1,494.
Transactions involving the affiliated holding during the year ended July 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	1,355,892	17,028,328	(17,064,359)	1,319,861	$1,320,125	$10,499
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2017, were as follows:
Purchases	$79,866,399
Sales	$88,633,836
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month
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London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2017, the amount of long-term capital gains designated by the Fund was $438,313.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt large cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,083.10	$7.85
Class B Shares	$1,000	$1,078.80	$11.70
Class C Shares	$1,000	$1,078.70	$11.70
Institutional Shares	$1,000	$1,085.10	$6.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.30	$7.60
Class B Shares	$1,000	$1,013.50	$11.33
Class C Shares	$1,000	$1,013.50	$11.33
Institutional Shares	$1,000	$1,018.50	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.52%
Class B Shares	2.27%
Class C Shares	2.27%
Institutional Shares	1.27%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
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time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
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Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
37329 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX
R6	QLSCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2016 through July 31, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2017, was 24.97% for Class A Shares, 23.98% for Class C Shares, 25.24% for Institutional Shares and 25.24% for Class R6 Shares. The total return for the Russell 2000® Index (R2000),1 the Fund's broad-based securities market index, was 18.45% for the same period. The total return of the Morningstar Small Blend Funds Average (MSBFA),2 a peer group average for the Fund, was 15.99% during the same period. The Fund's and MSBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, domestic equity market performance was strong as evidenced by the 16.14% return on the whole-market Russell 3000® Index.3 On average, very small-cap stocks4 had the best year, closely followed by very large-cap stocks: the Russell Microcap Index5 returned 20.58%, the small-cap R2000 returned 18.45% and the Russell Top 200® Index6 returned 17.13%. Mid-cap stocks trailed for the year with the Russell Midcap® Index7 returning 13.04%. Style preferences changed over the course of the fiscal year, with value outperforming during the first half of the year and growth outperforming in the second half. Overall, growth stocks came out ahead with the Russell 3000® Growth Index8 returning 18.02% and the Russell 3000® Value Index9 returning 14.17%.
The best performing sectors in the R2000 during the reporting period were Information Technology (28.01%), Financials (26.62%) and Materials (21.67%). Underperforming sectors during the same period included Energy (-2.66%), Consumer Staples (0.75%) and Telecommunication Services (6.05%).
STOCK SELECTION
When looking at the Fund's fundamental characteristics, the outperformance during the reporting period came from stocks with a combination of high earnings-to-price ratios and neutral to strong conviction from sell-side analysts, primarily during the more value-oriented first half of the fiscal year. During the more growth-oriented half of the fiscal year (the second half), stocks with strong analyst conviction also provided outperformance. Value-oriented stocks with high structural earnings, but low conviction from sell-side analysts, detracted the most from performance during that same growth-oriented period. The Fund's
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sector exposures remained close to R2000 weights, but with an overweight in the Financials sector and underweights in the Real Estate and Materials sectors. Strong stock selection in the Financials sector, followed by the Consumer Discretionary, Telecommunication Services and Information Technology sectors, contributed the most to the Fund's outperformance.
Individual stocks enhancing the Fund's performance during the reporting period included Coherent, Inc., Scientific Games Corporation and LeMaitre Vascular, Inc.
Individual stocks detracting from the Fund's performance during the reporting period included First NBC Bank Holding Company, AMAG Pharmaceuticals, Inc. and Adeptus Health Inc.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSBFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.*
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
6	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership, and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment, and is completely reconstituted annually to ensure new and growing equities are reflected.*
7	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included, and that the represented companies continue to reflect growth characteristics.*
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9	The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund from July 31, 2007 to July 31, 2017, compared to the Russell 2000® Index (R2000)2 and the Morningstar Small Blend Funds Average (MSBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of July 31, 2017
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple shares classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Periods Ended 7/31/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	18.08%	17.34%	5.44%
Class C Shares	22.98%	17.78%	5.25%
Institutional Shares	25.24%	18.96%	6.28%
Class R6 Shares[4]	25.24%	18.68%	4.16%
R2000	18.45%	14.19%	7.76%
MSBFA	15.99%	13.03%	6.83%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000 and MSBFA have been adjusted to reflect reinvestment of dividends on securities.
2	The R2000 measures the performance of the small-cap segment of the U.S. equity universe. The R2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The R2000 is constructed to provide a comprehensive and unbiased small-cap barometer, and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The R2000 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's R6 Class commenced operations on June 29, 2016. It is anticipated that this class will have the lowest net expenses of all outstanding share classes. For the period prior to the commencement of operations of the R6 class, the R6 class performance information shown is for the Institutional Share class, adjusted to reflect the expenses of the Fund's R6 class for each period for which the Fund's R6 class gross expenses would have exceeded the actual expense paid by the Fund's Institutional Share class.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2017, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	14.1%
Biotechnology	5.9%
Savings & Loan	5.1%
Software Packaged/Custom	4.7%
Clothing Stores	3.7%
Home Building	3.5%
Medical Supplies	3.2%
Diversified Leisure	3.0%
Electric Utility	2.8%
Semiconductor Manufacturing Equipment	2.4%
Printing	2.4%
Medical Technology	2.1%
Multi-Line Insurance	1.7%
Specialty Retailing	1.7%
Oil Service, Explore & Drill	1.6%
Specialty Chemicals	1.5%
Miscellaneous Components	1.5%
Semiconductor Manufacturing	1.5%
Office Supplies	1.5%
Computer Services	1.3%
Contracting	1.3%
Financial Services	1.3%
Soft Drinks	1.2%
Undesignated Transportation	1.2%
Gas Distributor	1.2%
Internet Services	1.2%
Personal Loans	1.1%
Property Liability Insurance	1.1%
Services to Medical Professionals	1.0%
Other[2]	20.7%
Cash Equivalents[3]	3.4%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2017
Shares			Value
		COMMON STOCKS—96.5%
		Air Freight—0.1%
55,422	[1]	Radiant Logistics, Inc.	$239,977
		Apparel—0.1%
16,484	[1]	Perry Ellis International, Inc.	323,746
		Auto Part Replacement—0.9%
19,594	[1]	Cooper-Standard Holding, Inc.	2,003,682
		Auto Rentals—0.4%
74,675	[1]	Hertz Global Holdings, Inc.	1,020,807
		Biotechnology—5.9%
29,060	[1]	AMAG Pharmaceutical, Inc.	571,029
25,900	[1]	Blueprint Medicines Corp.	1,355,347
38,062	[1]	Cara Therapeutics, Inc.	534,390
44,948	[1]	ChemoCentryx, Inc.	455,773
41,390	[1]	Dynavax Technologies Corp.	656,032
13,583	[1]	Exact Sciences Corp.	527,020
36,796	[1]	Exelixis, Inc.	997,540
86,871	[1]	Intra-Cellular Therapies, Inc.	1,005,097
15,800	[1]	Kite Pharma, Inc.	1,712,878
18,139	[1]	Loxo Oncology, Inc.	1,311,631
15,088	[1]	Ophthotech Corp.	36,211
148,018	[1]	PDL BioPharma, Inc.	336,001
40,045	[1]	Portola Pharmaceuticals, Inc.	2,470,777
11,309	[1]	Puma Biotechnology, Inc.	1,074,920
86,906	[1]	Sangamo BioSciences, Inc.	747,392
		TOTAL	13,792,038
		Bituminous Coal—0.3%
66,105	[1]	Cloud Peak Energy, Inc.	228,724
89,417	[1]	Westmoreland Coal Co.	385,387
		TOTAL	614,111
		Clothing Stores—3.7%
66,612		Buckle, Inc.	1,139,065
139,541		Chicos Fas, Inc.	1,276,800
21,273		Children's Place, Inc./The	2,247,492
136,728	[1]	Express, Inc.	828,572
117,232	[1]	Fossil, Inc.	1,318,860
100,176	[1]	Francesca's Holdings Corp.	974,713
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Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
58,552		Tailored Brands, Inc.	$734,242
		TOTAL	8,519,744
		Computer Networking—0.1%
15,230		Black Box Corp.	120,317
		Computer Peripherals—0.5%
26,827		Bel Fuse, Inc.	677,382
10,934	[1]	Synaptics, Inc.	575,237
		TOTAL	1,252,619
		Computer Services—1.3%
59,353		Convergys Corp.	1,422,691
87,869		Syntel, Inc.	1,712,567
		TOTAL	3,135,258
		Construction Machinery—0.8%
110,350	[1]	Titan Machinery, Inc.	1,969,747
		Contracting—1.3%
14,384		Argan, Inc.	927,049
42,107	[1]	Mastec, Inc.	1,945,343
11,776	[1]	Team, Inc.	169,410
		TOTAL	3,041,802
		Crude Oil & Gas Production—0.2%
15,998	[1]	Bonanza Creek Energy, Inc.	464,582
		Defense Aerospace—0.1%
11,199	[1]	Ducommun, Inc.	324,323
		Defense Electronics—0.6%
118,719	[1]	Kratos Defense & Security Solutions	1,306,503
		Diversified Leisure—3.0%
30,413	[1]	MSG Networks, Inc.	650,838
116,998	[1]	Pinnacle Entertainment, Inc.	2,222,962
73,766	[1]	Scientific Games Holdings Corp.	2,733,031
90,394		Travelport Worldwide Ltd.	1,292,634
		TOTAL	6,899,465
		Electric & Electronic Original Equipment Manufacturers—0.5%
32,282	[1]	Generac Holdings, Inc.	1,161,183
		Electric Utility—2.8%
33,918		Northwestern Corp.	1,960,121
100,753		Portland General Electric Co.	4,502,652
		TOTAL	6,462,773
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Electrical Equipment—0.5%
57,846	[1]	Kimball Electronics, Inc.	$1,125,105
		Electronic Test/Measuring Equipment—0.5%
58,558		Cohu, Inc.	1,066,927
		Ethical Drugs—0.5%
8,974	[1]	Clovis Oncology, Inc.	761,085
45,618	[1]	Tetraphase Pharmaceuticals, Inc.	298,342
		TOTAL	1,059,427
		Financial Services—1.3%
23,114	[1]	Altisource Portfolio Solutions S.A.	603,044
107,536	[1]	Everi Holdings, Inc.	802,219
22,793		Federal Agricultural Mortgage Association, Class C	1,562,688
		TOTAL	2,967,951
		Gas Distributor—1.2%
37,953		ONE Gas, Inc.	2,762,219
		Generic Drugs—0.4%
16,841	[1]	Amicus Therapeutics, Inc.	218,091
32,640	[1]	Lannett Co., Inc.	664,224
		TOTAL	882,315
		Gold Production—0.4%
234,280		Gold Resource Corp.	993,347
		Grocery Chain—0.7%
180,175		GNC Holdings, Inc.	1,713,464
		Home Building—3.5%
78,985	[1]	Beazer Homes USA, Inc.	1,047,341
40,674	[1]	Installed Building Products, Inc.	2,188,261
209,059		KB HOME	4,791,633
		TOTAL	8,027,235
		Home Health Care—0.6%
44,712	[1]	Cross Country Healthcare, Inc.	525,813
24,945	[1]	Weight Watchers International, Inc.	893,530
		TOTAL	1,419,343
		Home Products—0.1%
23,869		Libbey, Inc.	214,821
		Hospitals—0.3%
85,890	[1]	Adeptus Health, Inc.	96,206
93,615	[1]	Community Health Systems, Inc.	669,347
		TOTAL	765,553
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Industrial Machinery—0.7%
35,310	[1]	Chart Industries, Inc.	$1,200,540
16,845	[1]	DXP Enterprises, Inc.	481,598
		TOTAL	1,682,138
		Internet Services—1.2%
41,634	[1]	Autobytel.com, Inc.	458,390
101,182	[1]	Blucora, Inc.	2,266,477
		TOTAL	2,724,867
		Jewelry Stores—0.4%
38,568		Movado Group, Inc.	948,773
		Machine Tools—0.6%
39,056		Hurco Co., Inc.	1,286,895
		Maritime—0.3%
186,799	[1]	Overseas Shipholding Group, Inc.	575,341
92,545		Teekay Tankers Ltd., Class A	166,581
		TOTAL	741,922
		Medical Supplies—3.2%
15,788	[1]	iRadimed Corp.	155,512
56,991		LeMaitre Vascular, Inc.	2,055,665
125,480	[1]	OraSure Technologies, Inc.	2,200,919
50,857	[1]	Orthofix International NV	2,206,177
18,614		PetMed Express, Inc.	884,910
		TOTAL	7,503,183
		Medical Technology—2.1%
29,913	[1]	Cardiovascular Systems, Inc.	943,755
61,891	[1]	DepoMed, Inc.	638,097
34,147	[1]	Masimo Corp.	3,230,306
		TOTAL	4,812,158
		Metal Fabrication—0.5%
10,679		Global Brass & Copper Holdings, Inc.	342,262
29,476		NN, Inc.	816,485
		TOTAL	1,158,747
		Mini-Mill Producer—0.4%
39,422		Schnitzer Steel Industries, Inc., Class A	1,017,088
		Miscellaneous Components—1.5%
15,441	[1]	Alpha & Omega Semiconductor Ltd.	273,305
29,146	[1]	Kemet Corp.	491,110
153,015		Vishay Intertechnology, Inc.	2,731,318
		TOTAL	3,495,733
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Food Products—0.2%
25,706		Omega Protein Corp.	$411,296
		Miscellaneous Machinery—0.4%
34,517	[1]	SPX Corp.	949,908
		Mortgage and Title—0.9%
172,905	[1]	MGIC Investment Corp.	2,017,801
		Multi-Line Insurance—1.7%
173,402		CNO Financial Group, Inc.	3,967,438
		Mutual Fund Adviser—0.5%
52,388		Waddell & Reed Financial, Inc., Class A	1,082,860
		Office Supplies—1.5%
122,737	[1]	Acco Brands Corp.	1,429,886
162,689		Essendant, Inc.	2,030,359
		TOTAL	3,460,245
		Oil Service, Explore & Drill—1.6%
86,878		Archrock, Inc.	951,314
112,657	[1]	Now, Inc.	1,794,626
48,467	[1]	Unit Corp.	871,437
		TOTAL	3,617,377
		Oil Well Supply—0.5%
43,259	[1]	Exterran Corp.	1,197,842
		Other Communications Equipment—0.8%
38,074	[1]	Netgear, Inc.	1,823,745
		Personal Loans—1.1%
46,072	[1]	Enova International, Inc.	668,044
251,245	[1]	Ezcorp, Inc., Class A	1,959,711
		TOTAL	2,627,755
		Personnel Agency—0.4%
35,057	[1]	TrueBlue, Inc.	895,706
		Photo-Optical Component-Equipment—0.3%
7,373	[1]	Applied Optoelectronics, Inc.	718,794
		Printed Circuit Boards—0.9%
120,089	[1]	TTM Technologies	2,087,147
		Printing—2.4%
44,824		Deluxe Corp.	3,236,293
58,336		Quad Graphics, Inc.	1,310,226
81,575		R.R. Donnelley & Sons Co.	1,008,267
		TOTAL	5,554,786
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—1.1%
64,166		State National Companies, Inc.	$1,339,786
51,439		Universal Insurance Holdings, Inc.	1,226,820
		TOTAL	2,566,606
		Regional Banks—14.1%
5,357		BancFirst Corp.	571,860
35,995		Bancorpsouth, Inc.	1,081,650
35,534		Beneficial Mutual Bancorp, Inc.	554,330
6,980		Bryn Mawr Bank Corp.	296,301
4,909		Cathay Bancorp, Inc.	183,842
9,590		Columbia Banking Systems, Inc.	382,066
6,947		Community Trust Bancorp, Inc.	300,110
20,760		Enterprise Financial Services Corp.	821,058
18,767	[1]	FCB Financial Holdings, Inc.	884,864
26,253		Farmers Capital Bank Corp.	985,800
23,382		Financial Institutions, Inc.	687,431
69,495		First Bancorp, Inc.	2,175,193
5,502		First Business Financial Services, Inc.	116,972
5,839		First Citizens Bancshares, Inc., Class A	2,148,869
6,901		First Financial Corp.	317,791
21,815		First Merchants Corp.	882,199
37,803		First Midwest Bancorp, Inc.	839,605
124,151	[1]	First NBC Bank Holding Co.	2,359
95,368		Fulton Financial Corp.	1,740,466
27,451		Hancock Holding Co.	1,262,746
7,681		Heartland Financial USA, Inc.	361,775
37,695	[1]	Hometrust Bancshares, Inc.	910,334
12,347		Iberiabank Corp.	998,255
16,666		Lakeland Financial Corp.	766,636
16,397		MainSource Financial Group, Inc.	572,911
51,919		Meridian Bancorp, Inc.	916,370
13,826		Meta Financial Group, Inc.	985,794
12,747		Midland States Bancorp, Inc.	404,845
23,791		National Bank Holdings Corp.	811,987
14,168	[1]	Nicolet Bankshares, Inc.	767,481
11,033		OFG Bancorp.	110,882
24,470		Peapack-Gladstone Financial Corp.	765,177
17,312		Preferred Bank Los Angeles, CA	972,069
21,857		Republic Bancorp, Inc.	784,666
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
16,701		Sandy Spring Bancorp, Inc.	$668,708
24,469	[1]	Seacoast Banking Corp. of Florida	571,840
11,241		South State Corp.	941,434
16,394		Sterling Bancorp	378,701
19,252		The Bank of NT Butterfield & Son Ltd.	656,301
5,238		TriCo Bancshares	193,282
14,298		UMB Financial Corp.	995,999
22,510		Union Bankshares Corp.	695,334
16,837		Wintrust Financial Corp.	1,267,994
		TOTAL	32,734,287
		Rubber—0.6%
39,317		Cooper Tire & Rubber Co.	1,437,036
		Savings & Loan—5.1%
95,038		Charter Financial Corp.	1,708,783
34,703		First Defiance Financial Corp.	1,795,880
25,562		QCR Holdings, Inc.	1,174,574
54,367		WSFS Financial Corp.	2,454,670
197,525		Waterstone Financial, Inc.	3,723,346
108,805		Western New England Bancorp, Inc.	1,082,610
		TOTAL	11,939,863
		Securities Brokerage—0.3%
13,036		Piper Jaffray Cos., Inc.	813,446
		Semiconductor Manufacturing—1.5%
35,195		Cabot Microelectronics Corp.	2,609,710
18,855	[1]	Diodes, Inc.	500,223
2,927		Universal Display Corp.	352,996
		TOTAL	3,462,929
		Semiconductor Manufacturing Equipment—2.4%
32,386	[1]	Advanced Energy Industries, Inc.	2,349,604
50,251		Brooks Automation, Inc.	1,234,165
79,502	[1]	IXYS Corp.	1,383,335
8,539		MKS Instruments, Inc.	714,287
		TOTAL	5,681,391
		Services to Medical Professionals—1.0%
57,928	[1]	Tivity Health, Inc.	2,296,845
		Soft Drinks—1.2%
27,275	[1]	National Beverage Corp.	2,785,323
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—4.7%
46,542	[1]	Carbonite, Inc.	$1,098,391
33,072	[1]	Commvault Systems, Inc.	1,969,437
23,685	[1]	Paycom Software, Inc.	1,660,082
39,487	[1]	Proofpoint, Inc.	3,365,872
39,058	[1]	RingCentral, Inc.	1,359,218
17,187	[1]	Varonis Systems, Inc.	640,216
39,679	[1]	Web.com Group, Inc.	870,954
		TOTAL	10,964,170
		Specialty Chemicals—1.5%
63,863	[1]	AgroFresh Solutions, Inc.	498,131
37,680		Rayonier Advanced Materials, Inc.	561,809
80,935	[1]	Univar, Inc.	2,512,223
		TOTAL	3,572,163
		Specialty Retailing—1.7%
56,267		Big 5 Sporting Goods Corp.	604,870
35,942	[1]	FTD Companies, Inc.	706,261
97,037		Office Depot, Inc.	569,607
46,914	[1]	Rush Enterprises, Inc.	2,023,401
		TOTAL	3,904,139
		System Instruments—0.7%
3,021		Belden, Inc.	217,330
42,655	[1]	Sanmina Corp.	1,529,182
		TOTAL	1,746,512
		Telephone Utility—0.9%
134,141		Frontier Communications Corp.	2,053,699
		Truck Manufacturing—0.6%
29,286		Spartan Motors, Inc.	259,181
60,060		Wabash National Corp.	1,145,945
		TOTAL	1,405,126
		Undesignated Consumer Cyclicals—0.9%
31,997	[1]	Career Education Corp.	269,095
31,870		Nutri/System, Inc.	1,776,752
		TOTAL	2,045,847
		Undesignated Health—0.3%
15,693		Medifast, Inc.	669,934
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Undesignated Transportation—1.2%
45,978	[1]	XPO Logistics, Inc.	$2,763,738
		TOTAL COMMON STOCKS (IDENTIFIED COST $210,374,241)	224,277,642
		INVESTMENT COMPANY—3.4%
7,980,640	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[3] (IDENTIFIED COST $7,982,185)	7,982,236
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $218,356,426)[4]	232,259,878
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	229,851
		TOTAL NET ASSETS—100%	$232,489,729
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $218,533,148.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.08	$15.66	$15.07	$13.70	$9.52
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	0.03[1]	(0.05)[1]	(0.12)[1]	(0.01)[1]
Net realized and unrealized gain on investments	3.78	1.02	1.57	1.49	4.19
TOTAL FROM INVESTMENT OPERATIONS	3.76	1.05	1.52	1.37	4.18
Less Distributions:
Distributions from net realized gain on investments	(0.15)	(1.63)	(0.93)	—	—
Net Asset Value, End of Period	$18.69	$15.08	$15.66	$15.07	$13.70
Total Return[2]	24.97%	7.90%	10.22%	10.00%	43.91%
Ratios to Average Net Assets:
Net expenses	1.14%	1.13%	1.48%	1.70%	1.70%
Net investment income (loss)	(0.13)%	0.19%	(0.35)%	(0.77)%	(0.05)%
Expense waiver/reimbursement[3]	0.55%	1.10%	0.76%	0.52%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,031	$13,035	$7,160	$5,346	$3,694
Portfolio turnover	91%	189%	166%	174%	184%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.70	$14.48	$14.10	$12.91	$9.04
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.07)[1]	(0.16)[1]	(0.21)[1]	(0.09)[1]
Net realized and unrealized gain on investments	3.42	0.92	1.47	1.40	3.96
TOTAL FROM INVESTMENT OPERATIONS	3.28	0.85	1.31	1.19	3.87
Less Distributions:
Distributions from net realized gain on investments	(0.15)	(1.63)	(0.93)	—	—
Net Asset Value, End of Period	$16.83	$13.70	$14.48	$14.10	$12.91
Total Return[2]	23.98%	7.12%	9.41%	9.22%	42.81%
Ratios to Average Net Assets:
Net expenses	1.89%	1.88%	2.28%	2.45%	2.45%
Net investment income (loss)	(0.89)%	(0.56)%	(1.11)%	(1.50)%	(0.81)%
Expense waiver/reimbursement[3]	0.57%	1.11%	0.72%	0.54%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,223	$3,422	$3,031	$3,338	$2,636
Portfolio turnover	91%	189%	166%	174%	184%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.54	$16.04	$15.38	$13.94	$9.67
Income From Investment Operations:
Net investment income (loss)	0.02[1]	0.06[1]	(0.02)[1]	(0.08)[1]	0.03[1]
Net realized and unrealized gain on investments	3.90	1.07	1.61	1.52	4.24
TOTAL FROM INVESTMENT OPERATIONS	3.92	1.13	1.59	1.44	4.27
Less Distributions:
Distributions from net realized gain on investments	(0.16)	(1.63)	(0.93)	—	—
Net Asset Value, End of Period	$19.30	$15.54	$16.04	$15.38	$13.94
Total Return[2]	25.24%	8.24%	10.48%	10.33%	44.16%
Ratios to Average Net Assets:
Net expenses	0.89%	0.88%	1.26%	1.45%	1.45%
Net investment income (loss)	0.10%	0.43%	(0.11)%	(0.51)%	0.23%
Expense waiver/reimbursement[3]	0.53%	1.11%	0.74%	0.52%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,219	$24,529	$20,504	$21,486	$14,084
Portfolio turnover	91%	189%	166%	174%	184%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$15.54	$13.88
Income From Investment Operations:
Net investment income (loss)	0.01	(0.01)[2]
Net realized and unrealized gain on investments	3.91	1.67
TOTAL FROM INVESTMENT OPERATIONS	3.92	1.66
Less Distributions:
Distributions from net realized gain on investments	(0.16)	—
Net Asset Value, End of Period	$19.30	$15.54
Total Return[3]	25.24%	11.96%
Ratios to Average Net Assets:
Net expenses	0.88%	0.87%[4]
Net investment income (loss)	0.04%	(0.04)%[4]
Expense waiver/reimbursement[5]	0.41%	0.97%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,017	$0[6]
Portfolio turnover	91%	189%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at value including $7,982,236 of investment in an affiliated holding (identified cost $218,356,426)		$232,259,878
Cash		1,639
Income receivable		108,743
Receivable for investments sold		1,931,927
Receivable for shares sold		2,311,277
TOTAL ASSETS		236,613,464
Liabilities:
Payable for investments purchased	$3,854,563
Payable for shares redeemed	103,510
Payable to adviser (Note 5)	3,761
Payable for administrative fees (Note 5)	501
Payable for distribution services fee (Note 5)	9,503
Payable for other service fees (Notes 2 and 5)	21,265
Accrued expenses (Note 5)	130,632
TOTAL LIABILITIES		4,123,735
Net assets for 12,225,747 shares outstanding		$232,489,729
Net Assets Consist of:
Paid-in capital		$209,649,008
Net unrealized appreciation of investments		13,903,452
Accumulated net realized gain on investments		8,937,269
TOTAL NET ASSETS		$232,489,729
Annual Shareholder Report
21

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($37,031,202 ÷ 1,981,657 shares outstanding), no par value, unlimited shares authorized	$18.69
Offering price per share (100/94.50 of $18.69)	$19.78
Redemption proceeds per share	$18.69
Class C Shares:
Net asset value per share ($15,222,504 ÷ 904,400 shares outstanding), no par value, unlimited shares authorized	$16.83
Offering price per share	$16.83
Redemption proceeds per share (99.00/100 of $16.83)	$16.66
Institutional Shares:
Net asset value per share ($179,218,885 ÷ 9,286,985 shares outstanding), no par value, unlimited shares authorized	$19.30
Offering price per share	$19.30
Redemption proceeds per share	$19.30
Class R6 Shares:
Net asset value per share ($1,017,138 ÷ 52,705 shares outstanding), no par value, unlimited shares authorized	$19.30
Offering price per share	$19.30
Redemption proceeds per share	$19.30
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Dividends (including $39,115 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $599)			$1,247,927
Expenses:
Investment adviser fee (Note 5)		$1,242,389
Administrative fee (Note 5)		98,595
Custodian fees		25,632
Transfer agent fee (Note 2)		155,694
Directors'/Trustees' fees (Note 5)		2,220
Auditing fees		28,485
Legal fees		10,520
Portfolio accounting fees		74,217
Distribution services fee (Note 5)		69,135
Other service fees (Notes 2 and 5)		90,553
Share registration costs		110,111
Printing and postage		28,283
Miscellaneous (Note 5)		18,686
TOTAL EXPENSES		1,954,520
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(557,287)
Reimbursement of other operating expenses (Notes 2 and 5)	(119,360)
TOTAL WAIVER AND REIMBURSEMENTS		(676,647)
Net expenses			1,277,873
Net investment income (loss)			(29,946)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $1,353 on sales of investments in an affiliated holding (Note 5))			10,729,386
Net change in unrealized appreciation of investments			10,955,971
Net realized and unrealized gain on investments			21,685,357
Change in net assets resulting from operations			$21,655,411
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(29,946)	$86,647
Net realized gain on investments	10,729,386	238,839
Net change in unrealized appreciation/depreciation of investments	10,955,971	2,534,704
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,655,411	2,860,190
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(24,130)
Class C Shares	—	(8,056)
Institutional Shares	—	(54,461)
Class R6 Shares	—	—
Distributions from net realized gain on investments
Class A Shares	(229,905)	(899,981)
Class C Shares	(64,270)	(346,517)
Institutional Shares	(525,114)	(2,022,825)
Class R6 Shares	(1)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(819,290)	(3,355,970)
Share Transactions:
Proceeds from sale of shares	234,400,654	18,430,305
Net asset value of shares issued to shareholders in payment of distributions declared	801,641	3,230,590
Cost of shares redeemed	(64,535,560)	(10,873,114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	170,666,735	10,787,781
Change in net assets	191,502,856	10,292,001
Net Assets:
Beginning of period	40,986,873	30,694,872
End of period	$232,489,729	$40,986,873
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
The Fund commenced offering Class R6 Shares on June 29, 2016.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $676,647 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$33,116	$(25,217)
Class C Shares	14,015	(10,983)
Institutional Shares	108,546	(83,160)
Class R6 Shares	17	—
TOTAL	$155,694	$(119,360)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$67,883
Class C Shares	22,670
TOTAL	$90,553
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,543,276	$44,263,084	499,161	$7,058,133
Shares issued to shareholders in payment of distributions declared	12,847	227,778	67,053	904,542
Shares redeemed	(1,438,730)	(25,497,861)	(159,177)	(2,155,066)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,117,393	$18,993,001	407,037	$5,807,609

Year Ended July 31	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	844,369	$13,376,009	87,018	$1,153,452
Shares issued to shareholders in payment of distributions declared	3,710	59,508	22,980	282,655
Shares redeemed	(193,490)	(3,060,689)	(69,504)	(901,369)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	654,589	$10,374,828	40,494	$534,738

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,680,146	$175,632,372	705,662	$10,218,620
Shares issued to shareholders in payment of distributions declared	28,142	514,355	147,325	2,043,393
Shares redeemed	(2,000,149)	(35,852,755)	(552,221)	(7,816,679)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,708,139	$140,293,972	300,766	$4,445,334

	Year Ended 7/31/2017		Period Ended 7/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	59,333	$1,129,189	7.205	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(6,635)	(124,255)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	52,698	$1,004,934	7.205	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,532,819	$170,666,735	748,304.205	$10,787,781
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss utilized to offset short-term capital gains and dividends received as return of capital.
For the year ended July 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$29,946	$(29,946)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$819,290	$1,744,423
Long-term capital gains	$—	$1,611,547
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$8,642,712
Net unrealized appreciation	$13,726,730
Undistributed long-term capital gains	$739,916
Capital loss carryforwards	$268,637
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2017, the cost of investments for federal tax purposes was $218,533,148. The net unrealized appreciation of investments for federal tax purposes was $13,726,730. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,679,747 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,953,017.
At July 31, 2017, the Fund had a capital loss carryforward of $268,637 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum
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of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$268,637	NA	$268,637
The Fund used capital loss carryforwards of $268,637 to offset capital gains realized during the year ended July 31, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.99% of the Fund's average daily net assets. Prior to June 8, 2016, the annual advisory fee was 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $552,387 of its fee and voluntarily reimbursed $119,360 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$69,135
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2017, FSC retained $28,048 of fees paid by the Fund. For the year ended July 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2017, FSSC received $494 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2017, FSC retained $25,710 in sales charges from the sale of Class A Shares. FSC retained $5,386 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2017, the Adviser reimbursed $4,900. Transactions involving the affiliated holding during the year ended July 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	803,721	103,952,188	(96,775,269)	7,980,640	$7,982,236	$39,115
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2017, were as follows:
Purchases	$273,429,744
Sales	$111,214,408
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 12.57% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended July 31, 2017, 11.87% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,068.60	$5.85
Class C Shares	$1,000	$1,064.50	$9.67
Institutional Shares	$1,000	$1,070.40	$4.57
Class R6 Shares	$1,000	$1,070.40	$4.52
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$5.71
Class C Shares	$1,000	$1,015.40	$9.44
Institutional Shares	$1,000	$1,020.40	$4.46
Class R6 Shares	$1,000	$1,020.40	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.89%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
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time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
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Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. This change was intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
37328 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX
R6	QLSGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2016 through July 31, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2017, was 26.00% for Class A Shares, 24.98% for Class B Shares, 25.08% for Class C Shares, 26.27% for Institutional Shares and 26.27% for Class R6 Shares. The total return for the Russell 2000® Growth Index (R2000G),1 the Fund's broad-based securities market index, was 17.76% for the same period. The total return of the Morningstar Small Growth Funds Average (MSGFA),2 a peer group average for the Fund, was 17.64% during the same period. The Fund's and MSGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, domestic equity market performance was strong as evidenced by the 16.14% return on the whole-market Russell 3000® Index.3 On average, very small-cap stocks4 had the best year, closely followed by very large-cap stocks; the Russell Microcap® Index5 returned 20.58%, the small-cap Russell 2000® Index6 returned 18.45%, and the Russell Top 200® Index7 returned 17.13%. Mid-cap stocks trailed for the year with the Russell Midcap® Index8 returning 13.04%. Style preferences changed over the course of the fiscal year, with value outperforming during the first half of the year and growth outperforming in the second half. Overall, growth stocks came out ahead with the Russell 3000® Growth Index9 returning 18.02% and the Russell 3000® Value Index10 returning 14.17%.
The best performing sectors in the R2000G during the reporting period were Financials (24.73%), Information Technology (24.48%) and Materials (23.98%). Underperforming sectors during the same period included Energy (-12.12%), Consumer Staples (1.59%) and Consumer Discretionary (9.57%).
STOCK SELECTION
The Fund buys stocks with many different combinations of fundamental and technical characteristics that have signaled market outperformance historically. When looking at the Fund's combinations of these characteristics, the outperformance during the reporting period came primarily from growth stocks with high analyst conviction and strong price trend during the second, more growth-oriented half of the year, and from small cap growth stocks with relatively strong value characteristics (high earnings to price and high structural
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earnings) during the first, more value-oriented, half of the year. Fund performance was negatively affected by poor stock selection among stocks with high structural earnings during the second half of the year.
The Fund's sector exposures continued to remain close to R2000G weights, but with an overweight in Consumer Discretionary and a small underweight in Real Estate. Strong stock selection in the Health Care sector, followed by strong stock selection in the Information Technology, Financials and Materials sectors, contributed the most positively to Fund performance.
Individual stocks enhancing the Fund's performance included Lantheus Holdings, Inc., Coherent, Inc. and LeMaitre Vascular, Inc.
Individual stocks detracting from the Fund's performance included DineEquity, Inc., Chico's FAS, Inc. and Libbey Inc.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.*
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
7	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
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8	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
9	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
10	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund from July 31, 2007 to July 31, 2017, compared to the Russell 2000 Growth® Index (R2000G)2 and the Morningstar Small Growth Funds Average (MSGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2017
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	19.06%	15.92%	6.84%
Class B Shares	19.48%	16.12%	6.79%
Class C Shares	24.08%	16.35%	6.64%
Institutional Shares	26.27%	17.52%	7.70%
Class R6 Shares[4]	26.27%	17.44%	7.41%
R2000G	17.76%	14.58%	8.49%
MSGFA	17.64%	13.33%	7.61%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and MSGFA have been adjusted to reflect reinvestment of dividends on securities.
2	The R2000G measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The R2000G is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The R2000G is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Class R6 Shares commenced operations on June 29, 2016. It is anticipated that this class will have the lowest net expenses of all outstanding share classes. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund's Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2017, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	10.8%
Software Packaged/Custom	9.8%
Medical Supplies	5.0%
Semiconductor Manufacturing Equipment	3.8%
Diversified Leisure	3.7%
Clothing Stores	3.4%
Printing	3.3%
Regional Banks	2.9%
Medical Technology	2.8%
Semiconductor Manufacturing	2.7%
Home Building	2.5%
Specialty Chemicals	2.4%
Computer Services	2.4%
Contracting	2.3%
Internet Services	2.1%
Services to Medical Professionals	1.8%
Life Insurance	1.7%
Generic Drugs	1.6%
Financial Services	1.5%
Undesignated Consumer Cyclicals	1.3%
Metal Fabrication	1.3%
Soft Drinks	1.2%
Home Health Care	1.2%
Electric & Electronic Original Equipment Manufacturers	1.1%
Plastic	1.0%
Specialty Machinery	1.0%
Household Appliances	1.0%
Building Materials	1.0%
Discount Department Stores	1.0%
Other[2]	19.6%
Cash Equivalents[3]	2.8%
Other Assets and Liabilities—Net[4]	0.0%
TOTAL	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2017
Shares			Value
		COMMON STOCKS—97.2%
		Air Freight—0.2%
108,742	[1]	Radiant Logistics, Inc.	$470,853
		Airline - Regional—0.6%
28,872	[1]	Hawaiian Holdings, Inc.	1,195,301
		Auto Original Equipment Manufacturers—0.6%
90,210	[1]	Commercial Vehicle Group, Inc.	792,044
20,928	[1]	Stoneridge, Inc.	319,361
		TOTAL	1,111,405
		Auto Part Replacement—0.8%
14,704	[1]	Cooper-Standard Holding, Inc.	1,503,631
		Biotechnology—10.8%
6,360	[1]	Aerie Pharmaceuticals, Inc.	345,348
45,937	[1]	Axovant Sciences Ltd.	1,052,876
18,562	[1]	Blueprint Medicines Corp.	971,349
64,610	[1]	ChemoCentryx, Inc.	655,145
24,249	[1]	Dynavax Technologies Corp.	384,347
113,060	[1]	Enzo Biochem, Inc.	1,226,701
36,192	[1]	Epizyme, Inc.	412,589
30,999	[1]	Exact Sciences Corp.	1,202,761
35,142	[1]	Exelixis, Inc.	952,700
65,331	[1]	Halozyme Therapeutics, Inc.	828,397
85,134	[1]	Innoviva, Inc.	1,168,038
57,787	[1]	Intra-Cellular Therapies, Inc.	668,596
14,111	[1]	Kite Pharma, Inc.	1,529,774
56,383	[1]	Lipocine, Inc.	285,862
19,119	[1]	Loxo Oncology, Inc.	1,382,495
23,263	[1]	MiMedx Group, Inc.	348,014
29,590	[1]	NewLink Genetics Corp.	213,640
103,029	[1]	PDL BioPharma, Inc.	233,876
26,261	[1]	PRA Health Sciences, Inc.	1,953,818
32,765	[1]	Portola Pharmaceuticals, Inc.	2,021,601
2,949	[1]	Prothena Corp. PLC	182,130
13,234	[1]	Puma Biotechnology, Inc.	1,257,892
41,353	[1]	RTI Surgical, Inc.	235,712
15,019	[1]	SAGE Therapeutics, Inc.	1,197,765
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Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
59,980	[1]	Sangamo BioSciences, Inc.	$515,828
		TOTAL	21,227,254
		Broadcasting—0.9%
47,993		Sinclair Broadcast Group, Inc.	1,730,148
		Building Materials—1.0%
33,226	[1]	Builders Firstsource, Inc.	520,652
16,571		Universal Forest Products, Inc.	1,389,478
		TOTAL	1,910,130
		Clothing Stores—3.4%
22,323		Buckle, Inc.	381,723
290,568		Chicos Fas, Inc.	2,658,697
22,676		Children's Place, Inc./The	2,395,719
86,309	[1]	Francesca's Holdings Corp.	839,787
32,742		Tailored Brands, Inc.	410,585
		TOTAL	6,686,511
		Cogeneration—0.0%
86,100	[1]	Rentech, Inc.	45,865
		Computer Peripherals—0.5%
17,721	[1]	Synaptics, Inc.	932,302
		Computer Services—2.4%
55,372		Convergys Corp.	1,327,267
14,275		Fair Isaac & Co., Inc.	2,034,901
68,402		Syntel, Inc.	1,333,155
		TOTAL	4,695,323
		Construction Machinery—0.1%
11,443	[1]	Harsco Corp.	176,794
		Contracting—2.3%
18,888		Argan, Inc.	1,217,332
32,668		Comfort Systems USA, Inc.	1,087,844
46,432	[1]	Mastec, Inc.	2,145,158
		TOTAL	4,450,334
		Cosmetics & Toiletries—0.9%
29,902	[1]	USANA Health Sciences, Inc.	1,707,404
		Discount Department Stores—1.0%
38,447		Big Lots, Inc.	1,909,662
		Diversified Leisure—3.7%
35,186	[1]	MSG Networks, Inc.	752,980
89,213	[1]	Penn National Gaming, Inc.	1,798,534
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Shares			Value
		COMMON STOCKS—continued
		Diversified Leisure—continued
70,497	[1]	Scientific Games Holdings Corp.	$2,611,914
142,917		Travelport Worldwide Ltd.	2,043,713
		TOTAL	7,207,141
		Electric & Electronic Original Equipment Manufacturers—1.1%
48,720	[1]	Generac Holdings, Inc.	1,752,458
22,562		General Cable Corp.	435,447
		TOTAL	2,187,905
		Electrical Equipment—0.7%
39,352	[1]	Novoste Corp.	1,452,089
		Ethical Drugs—0.7%
13,362	[1]	Clovis Oncology, Inc.	1,133,231
24,047	[1]	Tetraphase Pharmaceuticals, Inc.	157,268
		TOTAL	1,290,499
		Financial Services—1.5%
16,867	[1]	Altisource Portfolio Solutions S.A.	440,060
124,431	[1]	Everi Holdings, Inc.	928,255
61,996		Evertec, Inc.	1,106,629
31,313		Liberty Tax, Inc.	441,513
		TOTAL	2,916,457
		Furniture—0.8%
13,827		Bassett Furniture Industries, Inc.	514,365
31,685		Ethan Allen Interiors, Inc.	1,015,504
		TOTAL	1,529,869
		Gas Distributor—0.0%
3,061		RGC Resources, Inc.	82,188
		Generic Drugs—1.6%
44,149	[1]	Cempra Holdings LLC	176,596
55,841	[1]	Prestige Brands Holdings, Inc.	2,994,753
		TOTAL	3,171,349
		Gold Production—0.0%
14,967		Gold Resource Corp.	63,460
		Grocery Chain—0.8%
163,170		GNC Holdings, Inc.	1,551,747
		Home Building—2.5%
35,016	[1]	Installed Building Products, Inc.	1,883,861
51,054		M.D.C. Holdings, Inc.	1,750,642
52,586	[1]	Taylor Morrison Home Corp. - A	1,189,495
		TOTAL	4,823,998
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Shares			Value
		COMMON STOCKS—continued
		Home Health Care—1.2%
64,226	[1]	Care.com, Inc.	$933,204
44,385	[1]	Cross Country Healthcare, Inc.	521,968
23,869	[1]	Weight Watchers International, Inc.	854,987
		TOTAL	2,310,159
		Home Products—0.2%
52,750		Libbey, Inc.	474,750
		Hospitals—0.1%
59,262	[1]	Adeptus Health, Inc.	66,380
36,491	[1]	Quorum Health Corp.	124,434
		TOTAL	190,814
		Household Appliances—1.0%
19,026	[1]	iRobot Corp.	2,007,433
		Industrial Machinery—0.9%
19,474	[1]	DXP Enterprises, Inc.	556,762
34,774		Kennametal, Inc.	1,283,160
		TOTAL	1,839,922
		Internet Services—2.1%
66,378	[1]	Shutterfly, Inc.	3,255,177
49,377	[1]	TrueCar, Inc.	934,707
		TOTAL	4,189,884
		Life Insurance—1.7%
40,320		Primerica, Inc.	3,267,936
		Lumber Products—0.8%
65,992	[1]	Louisiana-Pacific Corp.	1,657,059
		Medical Supplies—5.0%
39,384	[1]	Cutera, Inc.	1,025,953
16,842	[1]	iRadimed Corp.	165,894
46,836	[1]	Lantheus Holdings, Inc.	864,124
65,561		LeMaitre Vascular, Inc.	2,364,785
123,502	[1]	OraSure Technologies, Inc.	2,166,225
50,473	[1]	Orthofix International NV	2,189,519
23,401		PetMed Express, Inc.	1,112,484
		TOTAL	9,888,984
		Medical Technology—2.8%
40,093	[1]	Cardiovascular Systems, Inc.	1,264,934
77,355	[1]	DepoMed, Inc.	797,530
36,163	[1]	Masimo Corp.	3,421,020
		TOTAL	5,483,484
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Shares			Value
		COMMON STOCKS—continued
		Metal Fabrication—1.3%
17,281		Global Brass & Copper Holdings, Inc.	$553,856
14,789		NN, Inc.	409,655
29,667		Worthington Industries, Inc.	1,503,227
		TOTAL	2,466,738
		Miscellaneous Communications—0.4%
52,666	[1]	Chegg, Inc.	729,424
		Miscellaneous Components—0.5%
32,405	[1]	Kemet Corp.	546,024
7,913	[1]	Microsemi Corp.	412,109
		TOTAL	958,133
		Miscellaneous Machinery—0.6%
40,157	[1]	SPX Corp.	1,105,121
		Mortgage and Title—0.9%
45,583	[1]	Essent Group Ltd.	1,751,299
		Multi-Industry Capital Goods—0.5%
27,837		Raven Industries, Inc.	957,593
		Multi-Line Insurance—0.1%
23,745		Crawford & Co., Class B	213,230
		Office Furniture—0.4%
52,118		Steelcase, Inc., Class A	711,411
		Office Supplies—0.7%
69,885		Knoll, Inc.	1,352,974
		Other Communications Equipment—0.9%
38,051	[1]	Netgear, Inc.	1,822,643
		Personal Loans—0.9%
52,375		CPI Card Group, Inc.	154,506
85,454	[1]	Enova International, Inc.	1,239,083
4,623	[1]	World Acceptance Corp.	349,360
		TOTAL	1,742,949
		Personnel Agency—0.2%
19,854		KForce Com, Inc.	371,270
		Plastic—1.0%
17,551	[1]	Rogers Corp.	2,070,491
		Printing—3.3%
67,488	[1]	American Reprographics Co.	233,508
60,468		Deluxe Corp.	4,365,790
85,250		Quad Graphics, Inc.	1,914,715
		TOTAL	6,514,013
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Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—0.9%
10,397		HCI Group, Inc.	$468,800
51,875		Universal Insurance Holdings, Inc.	1,237,219
		TOTAL	1,706,019
		Regional Banks—2.9%
97,248		Blue Hills Bancorp, Inc.	1,842,850
2,779		County Bancorp, Inc.	69,447
4,685		Guaranty Bancshares, Inc.	144,958
108,722		National Bank Holdings Corp.	3,710,682
		TOTAL	5,767,937
		Restaurants—0.8%
36,834		DineEquity, Inc.	1,515,351
		Savings & Loan—0.3%
3,902		Hingham Institution for Savings	690,264
		Semiconductor Manufacturing—2.7%
6,156	[1]	Ceva, Inc.	284,715
22,024	[1]	Cirrus Logic, Inc.	1,353,154
14,180		Monolithic Power Systems	1,450,898
15,983	[1]	Semtech Corp.	632,927
11,605	[1]	Silicon Laboratories, Inc.	871,535
5,401		Universal Display Corp.	651,361
		TOTAL	5,244,590
		Semiconductor Manufacturing Equipment—3.8%
44,020	[1]	Advanced Energy Industries, Inc.	3,193,651
27,791		Brooks Automation, Inc.	682,547
57,623	[1]	Entegris, Inc.	1,503,960
17,607		MKS Instruments, Inc.	1,472,826
20,308	[1]	Nanometrics, Inc.	541,208
		TOTAL	7,394,192
		Services to Medical Professionals—1.8%
27,811	[1]	Molina Healthcare, Inc.	1,857,775
44,929	[1]	Tivity Health, Inc.	1,781,435
		TOTAL	3,639,210
		Soft Drinks—1.2%
23,453	[1]	National Beverage Corp.	2,395,020
		Software Packaged/Custom—9.8%
22,304	[1]	Acxiom Corp.	601,539
10,412	[1]	AppFolio, Inc.	363,899
27,809	[1]	Barracuda Networks, Inc.	624,868
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Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
16,531		CSG Systems International, Inc.	$683,557
38,740	[1]	Carbonite, Inc.	914,264
39,395	[1]	Commvault Systems, Inc.	2,345,972
2,270		Ebix, Inc.	131,093
6,018	[1]	ePlus, Inc.	486,856
24,068	[1]	Five9, Inc.	530,940
25,532	[1]	Hortonworks, Inc.	342,129
2,353	[1]	HubSpot, Inc.	170,240
10,857	[1]	Imperva, Inc.	489,108
120,265	[1]	Internap Corp.	457,007
42,261	[1]	Mitek Systems, Inc.	401,480
29,448	[1]	Paycom Software, Inc.	2,064,010
12,885		Pegasystems, Inc.	778,898
20,241		Progress Software Corp.	647,914
26,381	[1]	Proofpoint, Inc.	2,248,716
18,605	[1]	RealPage, Inc.	720,944
56,058	[1]	RingCentral, Inc.	1,950,818
43,647	[1]	Rubicon Project, Inc./The	205,141
4,423	[1]	Synchronoss Technologies, Inc.	74,660
20,277	[1]	Varonis Systems, Inc.	755,318
60,491	[1]	Web.com Group, Inc.	1,327,778
		TOTAL	19,317,149
		Specialty Chemicals—2.4%
39,370	[1]	Ferro Corp.	757,479
30,160		KMG Chemicals, Inc.	1,526,699
12,257	[1]	Koppers Holdings, Inc.	444,929
65,555	[1]	Univar, Inc.	2,034,827
		TOTAL	4,763,934
		Specialty Machinery—1.0%
27,988	[1]	Proto Labs, Inc.	2,068,313
		Specialty Retailing—0.2%
9,671	[1]	Rush Enterprises, Inc.	417,110
		System Instruments—0.2%
6,107		Belden, Inc.	439,338
		Telecommunication Equipment & Services—0.5%
35,987	[1]	CIENA Corp.	926,665
17,825	[1]	Sonus Networks, Inc.	121,745
		TOTAL	1,048,410
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Shares			Value
		COMMON STOCKS—continued
		Truck Manufacturing—0.6%
57,370		Wabash National Corp.	$1,094,620
		Undesignated Consumer Cyclicals—1.3%
27,932		Hackett Group, Inc.	458,643
39,456		Nutri/System, Inc.	2,199,672
		TOTAL	2,658,315
		Undesignated Health—0.4%
18,926		Medifast, Inc.	807,951
		TOTAL COMMON STOCKS (IDENTIFIED COST $171,728,310)	191,075,056
		INVESTMENT COMPANY—2.8%
5,448,430	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[3] (IDENTIFIED COST $5,449,478)	5,449,520
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $177,177,788)[4]	196,524,576
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	72,712
		TOTAL NET ASSETS—100%	$196,597,288
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $177,519,476.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.66	$20.49	$17.39	$16.12	$11.93
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	(0.06)[1]	(0.12)[1]	(0.18)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments	4.63	0.32	3.22	1.45	4.26
TOTAL FROM INVESTMENT OPERATIONS	4.55	0.26	3.10	1.27	4.19
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$21.89	$17.66	$20.49	$17.39	$16.12
Total Return[2]	26.00%	2.30%	17.83%	7.88%	35.12%
Ratios to Average Net Assets:
Net expenses	1.15%	1.13%	1.54%	1.75%	1.75%
Net investment income (loss)	(0.39)%	(0.34)%	(0.66)%	(1.05)%	(0.49)%
Expense waiver/reimbursement[3]	0.70%	1.00%	0.61%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,681	$29,707	$32,136	$29,690	$30,187
Portfolio turnover	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.53	$19.51	$16.69	$15.58	$11.62
Income From Investment Operations:
Net investment income (loss)	(0.20)[1]	(0.18)[1]	(0.25)[1]	(0.30)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments	4.29	0.29	3.07	1.41	4.13
TOTAL FROM INVESTMENT OPERATIONS	4.09	0.11	2.82	1.11	3.96
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$20.30	$16.53	$19.51	$16.69	$15.58
Total Return[2]	24.98%	1.58%	16.90%	7.12%	34.08%
Ratios to Average Net Assets:
Net expenses	1.90%	1.88%	2.27%	2.50%	2.50%
Net investment income (loss)	(1.13)%	(1.09)%	(1.38)%	(1.79)%	(1.25)%
Expense waiver/reimbursement[3]	0.62%	0.99%	0.63%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,373	$1,899	$2,327	$1,842	$2,016
Portfolio turnover	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.03	$19.03	$16.27	$15.19	$11.33
Income From Investment Operations:
Net investment income (loss)	(0.21)[1]	(0.17)[1]	(0.25)[1]	(0.30)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments	4.19	0.26	3.01	1.38	4.02
TOTAL FROM INVESTMENT OPERATIONS	3.98	0.09	2.76	1.08	3.86
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$19.69	$16.03	$19.03	$16.27	$15.19
Total Return[2]	25.08%	1.51%	16.96%	7.11%	34.07%
Ratios to Average Net Assets:
Net expenses	1.90%	1.88%	2.31%	2.50%	2.50%
Net investment income (loss)	(1.15)%	(1.09)%	(1.44)%	(1.79)%	(1.24)%
Expense waiver/reimbursement[3]	0.66%	1.00%	0.59%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,007	$3,941	$3,571	$4,608	$4,912
Portfolio turnover	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.24	$21.01	$17.79	$16.44	$12.14
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.02)[1]	(0.08)[1]	(0.14)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	4.78	0.34	3.30	1.49	4.33
TOTAL FROM INVESTMENT OPERATIONS	4.75	0.32	3.22	1.35	4.30
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—
Net Asset Value, End of Period	$22.67	$18.24	$21.01	$17.79	$16.44
Total Return[2]	26.27%	2.56%	18.10%	8.21%	35.42%
Ratios to Average Net Assets:
Net expenses	0.90%	0.88%	1.30%	1.50%	1.50%
Net investment income (loss)	(0.15)%	(0.09)%	(0.43)%	(0.80)%	(0.24)%
Expense waiver/reimbursement[3]	0.63%	0.99%	0.60%	0.43%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,742	$43,337	$36,706	$37,253	$31,179
Portfolio turnover	118%	198%	121%	61%	88%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016[1]
Net Asset Value, Beginning of Period	$18.24	$16.25
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments	4.76	2.06
TOTAL FROM INVESTMENT OPERATIONS	4.75	1.99
Less Distributions:
Distributions from net realized gain on investments	(0.32)	—
TOTAL DISTRIBUTIONS	(0.32)	—
Net Asset Value, End of Period	$22.67	$18.24
Total Return[3]	26.27%	12.25%
Ratios to Average Net Assets:
Net expenses	0.88%	0.87%[4]
Net investment income (loss)	(0.04)%	(0.41)%[4]
Expense waiver/reimbursement[5]	0.42%	0.66%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,795	$0[6]
Portfolio turnover	118%	198%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at value including $5,449,520 of investment in an affiliated holding (Note 5) (identified cost $177,177,788)		$196,524,576
Cash		4,265
Income receivable		52,626
Receivable for investments sold		1,844,921
Receivable for shares sold		1,764,501
TOTAL ASSETS		200,190,889
Liabilities:
Payable for investments purchased	$3,227,953
Payable for shares redeemed	194,694
Payable to adviser (Note 5)	3,205
Payable for administrative fees (Note 5)	424
Payable for distribution services fee (Note 5)	7,086
Payable for other service fees (Notes 2 and 5)	25,225
Accrued expenses (Note 5)	135,014
TOTAL LIABILITIES		3,593,601
Net assets for 8,820,212 shares outstanding		$196,597,288
Net Assets Consist of:
Paid-in capital		$164,691,339
Net unrealized appreciation of investments		19,346,788
Accumulated net realized gain on investments		12,559,161
TOTAL NET ASSETS		$196,597,288
Annual Shareholder Report
21

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($47,681,189 ÷ 2,178,279 shares outstanding), no par value, unlimited shares authorized	$21.89
Offering price per share (100/94.50 of $21.89)	$23.16
Redemption proceeds per share	$21.89
Class B Shares:
Net asset value per share ($1,372,617 ÷ 67,607 shares outstanding), no par value, unlimited shares authorized	$20.30
Offering price per share	$20.30
Redemption proceeds per share (94.50/100 of $20.30)	$19.18
Class C Shares:
Net asset value per share ($10,007,223 ÷ 508,355 shares outstanding), no par value, unlimited shares authorized	$19.69
Offering price per share	$19.69
Redemption proceeds per share (99.00/100 of $19.69)	$19.49
Institutional Shares:
Net asset value per share ($112,741,661 ÷ 4,972,075 shares outstanding), no par value, unlimited shares authorized	$22.67
Offering price per share	$22.67
Redemption proceeds per share	$22.67
Class R6 Shares:
Net asset value per share ($24,794,598 ÷ 1,093,896 shares outstanding), no par value, unlimited shares authorized	$22.67
Offering price per share	$22.67
Redemption proceeds per share	$22.67
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Dividends (including $29,461 received from an affiliated holding (Note 5))			$898,270
Expenses:
Investment adviser fee (Note 5)		$1,176,086
Administrative fee (Note 5)		93,287
Custodian fees		20,625
Transfer agent fee		267,470
Directors'/Trustees' fees (Note 5)		2,336
Auditing fees		28,486
Legal fees		10,521
Portfolio accounting fees		83,637
Distribution services fee (Note 5)		59,528
Other service fees (Notes 2 and 5)		109,474
Share registration costs		83,758
Printing and postage		39,792
Miscellaneous (Note 5)		26,451
TOTAL EXPENSES		2,001,451
Waiver/Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(586,043)
Reimbursement of other operating expenses (Notes 2 and 5)	(180,092)
TOTAL WAIVER AND REIMBURSEMENTS		(766,135)
Net expenses			1,235,316
Net investment income (loss)			(337,046)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $814 on sales of investments in an affiliated holding (Note 5))			13,281,149
Net change in unrealized appreciation of investments			14,277,460
Net realized and unrealized gain on investments			27,558,609
Change in net assets resulting from operations			$27,221,563
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(337,046)	$(198,274)
Net realized gain on investments	13,281,149	1,564,302
Net change in unrealized appreciation/depreciation of investments	14,277,460	706,476
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,221,563	2,072,504
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(608,834)	(5,047,941)
Class B Shares	(28,737)	(351,767)
Class C Shares	(90,792)	(643,484)
Institutional Shares	(885,123)	(6,264,901)
Class R6 Shares	(1,745)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,615,231)	(12,308,093)
Share Transactions:
Proceeds from sale of shares	137,690,879	33,756,690
Net asset value of shares issued to shareholders in payment of distributions declared	1,552,186	11,779,980
Cost of shares redeemed	(47,136,532)	(31,157,360)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,106,533	14,379,310
Change in net assets	117,712,865	4,143,721
Net Assets:
Beginning of period	78,884,423	74,740,702
End of period	$196,597,288	$78,884,423
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
25

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
26

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $766,135 is disclosed in various locations in Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$98,892	$(70,403)
Class B Shares	2,803	(1,569)
Class C Shares	15,693	(11,036)
Institutional Shares	147,884	(97,084)
Class R6 Shares	2,198	—
TOTAL	$267,470	$(180,092)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
27

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$89,648
Class B Shares	3,884
Class C Shares	15,942
TOTAL	$109,474
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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28

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,398,965	$28,165,070	465,083	$7,909,230
Shares issued to shareholders in payment of distributions declared	28,970	558,546	280,541	4,637,343
Shares redeemed	(931,549)	(18,494,456)	(631,816)	(10,489,720)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	496,386	$10,229,160	113,808	$2,056,853

Year Ended July 31	2017		2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	628	$9,758
Shares issued to shareholders in payment of distributions declared	1,600	28,737	21,942	340,760
Shares redeemed	(48,901)	(874,335)	(26,934)	(420,323)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(47,301)	$(845,598)	(4,364)	$(69,805)

Year Ended July 31	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	359,777	$6,510,134	79,204	$1,262,101
Shares issued to shareholders in payment of distributions declared	4,784	83,338	37,876	570,799
Shares redeemed	(102,050)	(1,845,146)	(58,895)	(871,702)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	262,511	$4,748,326	58,185	$961,198

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,776,089	$78,624,940	1,403,762	$24,575,501
Shares issued to shareholders in payment of distributions declared	44,123	879,822	365,674	6,231,078
Shares redeemed	(1,223,969)	(25,449,962)	(1,140,530)	(19,375,615)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,596,243	$54,054,800	628,906	$11,430,964
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29

Year Ended July 31	2017		2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,116,388	$24,390,735	6	$100
Shares issued to shareholders in payment of distributions declared	87	1,743	—	—
Shares redeemed	(22,585)	(472,633)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,093,890	$23,919,845	6	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,401,729	$92,106,533	796,541	$14,379,310
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to net operating losses.
For the year ended July 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$337,046	$(337,046)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$568,066	$—
Long-term capital gains	$1,047,165	$12,308,093
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$10,093,779
Net unrealized appreciation	$19,005,100
Undistributed long-term capital gains	$2,807,070
1	For tax purposes, short-term capital gain distributions are considered ordinary distributions.
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At July 31, 2017, the cost of investments for federal tax purposes was $177,519,476. The net unrealized appreciation of investments for federal tax purposes was $19,005,100. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,840,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,835,226.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $582,159 of its fee and voluntarily reimbursed $180,092 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$11,653
Class C Shares	47,875
TOTAL	$59,528
For the year ended July 31, 2017, FSC retained $23,193 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2017, FSC retained $16,924 in sales charges from the sale of Class A Shares. FSC retained $13,502 of CDSC relating to redemptions of Class B Shares. FSC retained $3,470 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2017, FSSC received $9,498 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2017, the Adviser reimbursed $3,884. Transactions involving the affiliated holding during the year ended July 31, 2017, were as follows:
Affiliates	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	1,660,718	77,805,891	(74,018,179)	5,448,430	$5,449,520	$29,461
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2017, were as follows:
Purchases	$224,474,813
Sales	$138,322,063
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
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9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2017, the amount of long-term capital gains designated by the Fund was $1,047,165.
For the fiscal year ended July 31, 2017, 98.35% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2017, 96.73% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,120.80	$5.99
Class B Shares	$1,000	$1,116.60	$9.97
Class C Shares	$1,000	$1,116.80	$9.92
Institutional Shares	$1,000	$1,121.70	$4.68
R6 Shares	$1,000	$1,122.30	$4.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$5.71
Class B Shares	$1,000	$1,015.40	$9.49
Class C Shares	$1,000	$1,015.40	$9.44
Institutional Shares	$1,000	$1,020.40	$4.46
R6 Shares	$1,000	$1,020.40	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.90%
Class C Shares	1.89%
Institutional Shares	0.89%
R6 Shares	0.88%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

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Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the
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time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior
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Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In this regard, the Board approved, a reduction of 16 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
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that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
37313 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $135,000

Fiscal year ended 2016 – $133,300

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $13,429

Fiscal year ended 2016 – $0

Fiscal year ended 2017- - Audit consents issued for N-1A filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,951 and $31,784, respectively. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2016- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $290,365

Fiscal year ended 2016 - $79,236

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., including the registrant’s investment adviser (“Adviser”), for which EY serves as independent public accountant, the Adviser, and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. The SEC No-Action Letter provides relief until the effectiveness of any amendments to the Loan Rule designed to address the concerns in that letter.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017